UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 21.78%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$54,509	$55,416
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32		74,049	74,542
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		29,930	29,686
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33		99,665	98,582
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33		102,338	100,104
Amortizing Residential Collateral Trust 2002-BC4 M2
6.50%	07/25/32	[2]	703,360	712,643
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.85%	02/28/40	2,3,†	4,000,000	4,009,186
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.85%	12/28/40	2,3,†	3,900,000	3,899,207
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1 (STEP)
8.04%	08/25/30		1,299,458	1,301,922
Conseco Finance 2001-C A4
6.19%	03/15/30		20,340	20,372
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		14,762	14,736
Countrywide Asset-Backed Certificates 2003-BC1 M1
6.27%	12/25/32	[2]	1,657,412	1,660,344
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		255,360	250,992
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		393,877	396,667
FHLMC Structured Pass Through Securities T-49 AF5 (STEP)
5.45%	12/25/32		582,093	576,145
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		18,286	18,213
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
6.90%	03/25/24	[2]	3,500,000	3,506,664
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		3,957	3,991
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		17,127	17,752
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27		45,711	47,290
Green Tree Financial Corp. 1999-3 A5
6.16%	02/01/31		218,151	218,373
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		403,534	400,730
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		105,538	103,688
GSAMP Trust 2004-FM1 M2
6.75%	11/25/33	[2]	2,808,662	2,819,966
GSR Mortgage Loan Trust 2005-HEL1 M2
6.08%	11/25/30	[2]	4,000,000	4,014,972
Home Equity Mortgage Trust 2004-1 M2
6.75%	06/25/34	[2]	552,543	553,440
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27		436,737	427,392
Irwin Home Equity 2003-1 B1
8.75%	02/25/28	[2]	3,499,763	3,560,000
Irwin Home Equity 2003-A M2
7.50%	10/25/27	[2]	2,705,000	2,716,117
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	43,152	43,015
Mid-State Trust 6 A4
7.79%	07/01/35		66,311	70,757
Morgan Stanley ABS Capital I 2004-NC2 M2
6.55%	12/25/33	[2]	5,000,000	5,050,662
Nomura Asset Acceptance Corp. 2006-S2 AIO (IO)
10.00%	04/25/36	2,3,†	8,816,667	806,865
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		9,941	9,867
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		14,682	14,600
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		735,056	733,967
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	90,033	12,550
Renaissance Home Equity Loan Trust 2005-2 N
5.19%	07/25/35	3,†	204,175	203,474
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP)
7.51%	03/25/31		521,660	520,220
Residential Asset Securities Corp. 2002-KS8 A4
4.58%	11/25/30		236,727	235,603
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		388,723	387,481
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		41,532	41,740

1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SACO I, Inc. 2004-2 IO (IO) (STEP)
3.50%	04/25/07	3,4,†	$17,518,000	$200,220
SACO I, Inc. 2004-3A AIO (IO) (STEP)
3.50%	12/25/07	3,4,†	16,327,000	278,529
Saxon Asset Securities Trust 2002-1 M2
6.55%	11/25/31	[2]	317,443	318,233
Terwin Mortgage Trust 2004-10SL AX (IO)
6.00%	09/25/34	3,4,†	11,733,333	148,897
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	13,387,072	231,329
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	3,†	913,590	909,590
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	2,3,†	4,092,332	4,037,977
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30		1,243	1,251
Vanderbilt Mortgage Finance 2002-C A2
4.23%	02/07/15		240,510	240,100

Total Asset-Backed Securities (Cost $46,196,566)				46,106,059

CORPORATES — 7.33%*
Automotive — 1.41%
Ford Motor Credit Co.
10.61%	06/15/11	[2,3]	1,025,000	1,095,267
General Motors Acceptance Corp. (MTN)
6.52%	09/23/08	[2]	1,868,000	1,879,572

				2,974,839

Banking — 1.72%
CS First Boston/London
9.65%	03/24/10	2,3,†	2,286,000	2,068,601
9.65%	03/24/10	[2,3]	1,136,000	1,027,966
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	557,000	541,293

				3,637,860

Basic Industry — 0.91%
Steel Dynamics, Inc.
9.50%	03/15/09		1,875,000	1,933,594

Electric — 0.73%
Entergy Gulf States, Inc.
5.77%	12/01/09	[2]	550,000	549,251
6.10%	12/08/08	[2,3]	1,000,000	1,002,663

				1,551,914

Finance — 1.36%
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10	2,†	883,000	795,671
Pemex Finance Ltd.
8.02%	05/15/07		71,667	71,794
Residential Capital LLC
7.20%	04/17/09	[2,3]	2,000,000	2,011,048

				2,878,513

Insurance — 0.25%
Zurich Capital Trust I
8.38%	06/01/37	[3]	500,000	524,137

Transportation — 0.95%
Air 2 US A
8.03%	10/01/20	[3]	540,166	545,906
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08		329,727	327,559
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08		140,261	139,847
Northwest Air Dip
7.85%	08/21/08	5,†	1,000,000	1,006,875

				2,020,187

Total Corporates (Cost $15,668,133)				15,521,044

MORTGAGE-BACKED — 61.04%**
Non-Agency Mortgage-Backed — 21.85%
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		130,273	131,291
Banc of America Mortgage Securities, Inc. 2003-A 2A2
4.57%	02/25/33	[2]	43,028	42,503
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		1,491,861	1,509,111
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1
5.50%	12/25/18		1,103,794	1,095,515
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1
6.50%	08/25/18	[3]	987,528	991,641
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.14%	02/25/34	[2]	666,204	657,938
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		1,044,090	1,053,807
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	4,†	5,321,074	136,500
Countrywide Alternative Loan Trust 2005-16 A5
5.63%	06/25/35	[2]	1,621,365	1,623,680
Countrywide Alternative Loan Trust 2005-27 2A1
6.18%	08/25/35	2,†	2,590,851	2,604,633
Countrywide Alternative Loan Trust 2005-51 2A2A
5.64%	11/20/35	[2]	1,992,543	1,997,209

2

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-59 1A1
5.65%	11/20/35	[2]	$2,306,923	$2,315,999
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.96%	11/20/35	4,†	10,114,952	389,770
Countrywide Alternative Loan Trust 2005-61 2A1
5.63%	12/25/35	[2]	2,303,902	2,310,700
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.14%	05/20/46	4,†	15,143,921	731,542
CS First Boston Mortgage Securities Corp. 2002-29 2A3
7.00%	10/25/32		110,424	110,260
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.33%	11/25/32	[2]	200,000	200,962
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4
4.03%	10/25/33	[2]	3,020,000	2,962,996
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		1,553,952	1,577,996
DSLA Mortgage Loan Trust 2004-AR1 A2A
5.76%	09/19/44	[2]	750,040	753,088
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
4.71%	11/19/32	[2]	166,954	166,425
First Horizon Mortgage Pass-Through Trust, 2002-AR2 2A1
5.27%	12/27/32	[2]	200,634	199,879
First Horizon Mortgage Pass-Through Trust, 2003-AR2 1A1
5.97%	07/25/33	[2]	283,952	282,788
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		116,788	116,841
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	4,†	6,833,369	149,480
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	2,4,†	13,914,845	356,568
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.63%	10/19/35	2,4,†	38,691,238	417,140
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	4,†	4,638,449	100,017
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.46%	10/25/34	[2]	1,202,960	1,199,261
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
6.13%	10/25/36	[2]	2,472,487	2,496,167
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.19%	01/25/34	[2]	379,862	384,458
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.48%	06/25/34	[2]	671,104	671,156
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[2]	921,179	926,263
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		1,399,264	1,415,377
MASTR Seasoned Securities Trust 2005-1 4A1
5.83%	10/25/32	[2]	1,133,901	1,146,419
Mellon Residential Funding Corp. 1998-TBC1 A3
6.79%	10/25/28	[2]	206,499	205,938
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		92,405	92,186
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		981,772	993,963
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		427,758	447,072
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		107,810	109,697
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		718,494	722,241
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		3,868,730	3,913,464
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34	[2]	1,286,626	1,286,807
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	55,731	55,565
Structured Asset Securities Corp. 2002-8A 6A
6.71%	05/25/32	[2]	3,680	3,674
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A
5.00%	02/25/18		634,150	618,692
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		458,280	468,315
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		396,368	400,768
Washington Mutual, Inc. 2002-AR10 A6
4.82%	10/25/32	[2]	165,015	164,276

3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	$1,101,734	$1,089,783
Washington Mutual, Inc. 2002-AR6 A
6.23%	06/25/42	2,†	652,173	651,970
Washington Mutual, Inc. 2003-AR6 A1
4.34%	06/25/33	[2]	1,400,240	1,394,806
Washington Mutual, Inc. 2005-AR1 A2A2
5.60%	01/25/45	[2]	416,793	417,638

				46,262,235

U.S. Agency Mortgage-Backed — 39.19%
Fannie Mae 1988-12 A
10.00%	02/25/18	[2]	224,242	251,626
Fannie Mae 1992-50 F
5.88%	04/25/07	[2]	13,452	13,481
Fannie Mae 1992-53 G
7.00%	04/25/07		6,550	6,542
Fannie Mae 1993-210 PL
6.50%	04/25/23		400,651	401,725
Fannie Mae 1993-80 S
4.31%	05/25/23	[2]	17,158	16,886
Fannie Mae 1994-55 S
12.86%	12/25/23	[2]	10,810	11,609
Fannie Mae 1997-23 PB
6.62%	01/25/22		86,404	87,507
Fannie Mae 1998-58 PC
6.50%	10/25/28		1,534,794	1,577,138
Fannie Mae 2000-27 AN
6.00%	08/25/30		28,033	28,203
Fannie Mae 2001-31 SA
6.00%	11/25/17	[2]	175,388	175,695
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	9,532	10,184
Fannie Mae 2001-60 JZ
6.00%	03/25/31		147,979	147,694
Fannie Mae 2001-68 PV
6.00%	11/25/18		250,000	250,701
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		878,957	34,786
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	201,844	221,550
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		493,108	75,306
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		186,894	20,453
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	381,722	380,858
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	563,363	578,532
Fannie Mae Pool 111643
4.43%	09/01/20	[2]	34,549	34,540
Fannie Mae Pool 190656
6.50%	02/01/14		431,566	443,369
Fannie Mae Pool 254190
5.50%	02/01/09		602,641	606,051
Fannie Mae Pool 303683
6.50%	08/01/25		20,495	21,010
Fannie Mae Pool 523829
8.00%	11/01/19		507,969	538,830
Fannie Mae Pool 545350
6.50%	11/01/16		1,696,880	1,738,863
Fannie Mae Pool 555098
5.14%	11/01/32	[2]	314,219	313,970
Fannie Mae Pool 555177
4.84%	01/01/33	[2]	451,452	446,293
Fannie Mae Pool 555207
7.00%	11/01/17		99,177	100,991
Fannie Mae Pool 555312
6.43%	01/01/33	[2]	1,707,515	1,735,986
Fannie Mae Pool 555705
6.18%	07/01/33	[2]	1,187,073	1,206,039
Fannie Mae Pool 567002
8.00%	05/01/23		254,950	268,145
Fannie Mae Pool 582521
7.00%	05/01/31		59,898	61,712
Fannie Mae Pool 630599
7.00%	05/01/32		409,832	421,717
Fannie Mae Pool 646884
5.51%	05/01/32	[2]	40,476	40,611
Fannie Mae Pool 647903
6.78%	04/01/27	[2]	151,704	154,020
Fannie Mae Pool 648860
6.50%	05/01/17		1,460,244	1,496,259
Fannie Mae Pool 655127
7.00%	07/01/32		66,917	68,583
Fannie Mae Pool 655133
7.00%	08/01/32		76,040	77,925
Fannie Mae Pool 655151
7.00%	08/01/32		208,612	214,257
Fannie Mae Pool 655928
7.00%	08/01/32		54,857	56,750
Fannie Mae Pool 735207
7.00%	04/01/34		1,383,997	1,421,163
Fannie Mae Pool 735686
6.50%	12/01/22		1,895,004	1,922,232
Fannie Mae Pool 745161
5.09%	10/01/33	[2]	1,999,082	2,011,310
Fannie Mae Pool 753630
5.97%	11/01/33	[2]	988,169	989,946
Fannie Mae Pool 754001
5.92%	12/01/33	[2]	2,032,458	2,039,997
Fannie Mae Pool 762525
6.50%	11/01/33		265,203	269,623

4

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 764605
5.46%	01/01/34	[2]	$2,452,283	$2,491,228
Fannie Mae Pool 770869
3.37%	04/01/34	[2]	3,311,840	3,316,024
Fannie Mae Pool 770900
3.25%	04/01/34	[2]	2,576,441	2,582,650
Fannie Mae Pool 771153
4.04%	02/01/34	[2]	2,866,234	2,907,956
Fannie Mae Pool 805268
6.38%	01/01/35	[2]	1,242,593	1,260,785
Fannie Mae Pool 806513
4.04%	12/01/34	[2]	2,975,063	2,991,772
Fannie Mae Pool 810557
5.15%	02/01/35	[2]	3,263,163	3,283,469
Fannie Mae Pool 811267
4.52%	12/01/34	[2]	695,187	694,349
Fannie Mae Pool 836712
5.38%	09/01/35	[2]	1,531,920	1,554,223
Fannie Mae Pool 840634
6.50%	06/01/35		1,401,698	1,438,115
Fannie Mae Whole Loan 2003-W14 1A6
5.82%	09/25/43		471,555	469,902
Freddie Mac 1214 KA
6.21%	02/15/22	[2]	19,545	19,585
Freddie Mac 1526 L
6.50%	06/15/23		53,917	54,916
Freddie Mac 1610 PM
6.25%	04/15/22		8,697	8,689
Freddie Mac 1625 FC
5.26%	12/15/08	[2]	50,370	50,266
Freddie Mac 1662 L
3.99%	01/15/09	[2]	5,132	5,080
Freddie Mac 1695 EA
7.00%	12/15/23		14,891	14,928
Freddie Mac 1702 TJ
7.00%	04/15/13		277,645	282,806
Freddie Mac 2043 CJ
6.50%	04/15/28		118,711	120,971
Freddie Mac 2161 PG
6.00%	04/15/28		13,764	13,770
Freddie Mac 2451 SP
5.17%	05/15/09	[2]	9,564	9,425
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		687,617	81,081
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		51,501	1,492
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		780,571	93,139
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		2,000,000	115,415
Freddie Mac 2594 VK
5.00%	02/15/23		895,088	888,533
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		94,899	17,808
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		478,779	65,006
Freddie Mac 2809 HX (IO)
6.00%	10/15/24		674,038	20,275
Freddie Mac 2835 IB (IO)
5.50%	01/15/19		612,964	9,593
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	770,600	784,594
Freddie Mac 2905 JG
7.00%	09/15/34		1,036,063	1,039,162
Freddie Mac 2906 NX (IO)
0.15%	12/15/34	[2]	10,187,511	92,749
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	20,149
Freddie Mac Gold A45796
7.00%	01/01/33		1,790,083	1,848,076
Freddie Mac Gold C90237
6.50%	11/01/18		269,563	277,226
Freddie Mac Gold C90474
7.00%	08/01/21		423,857	437,917
Freddie Mac Gold D93410
6.50%	04/01/19		281,923	289,762
Freddie Mac Gold E90474
6.00%	07/01/17		1,674,336	1,698,735
Freddie Mac Gold G10616
5.50%	07/01/09		214,174	214,069
Freddie Mac Gold G11454
5.50%	07/01/15		934,677	942,542
Freddie Mac Gold G18087
6.50%	09/01/20		1,107,908	1,132,586
Freddie Mac Gold O30092
5.50%	10/01/15		274,573	273,434
Freddie Mac Gold P20295
7.00%	10/01/29		109,220	111,669
Freddie Mac Gold P50019
7.00%	07/01/24	†	18,043	18,456
Freddie Mac Gold P50214
6.50%	02/01/34	†	567,688	569,352
Freddie Mac Gold P50230
6.50%	04/01/34	†	1,537,583	1,542,088
Freddie Mac Gold P60084
6.00%	03/01/16	†	1,535,102	1,548,103
Freddie Mac Pool 1L0113
6.44%	05/01/35	[2]	2,492,696	2,549,114
Freddie Mac Pool 775554
5.52%	10/01/18	[2]	13,664	13,686
Freddie Mac Pool 781163
4.82%	01/01/34	[2]	2,962,989	3,012,617
Freddie Mac Pool 781817
4.08%	08/01/34	[2]	3,090,615	3,096,773

5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool 781908
4.18%	09/01/34	[2]	$2,401,014	$2,412,706
Freddie Mac Pool 782824
4.69%	11/01/34	[2]	3,123,033	3,127,594
Freddie Mac Pool 788498
7.29%	02/01/30	[2]	1,280,784	1,312,313
Freddie Mac Pool 865369
5.67%	06/01/22	[2]	7,098	7,107
Freddie Mac Pool 972112
7.22%	01/01/33	[2]	1,226,606	1,259,349
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		511,757	68,711
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		136,501	6,647
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		100,000	9,337
Ginnie Mae 2003-75 CI (IO)
5.50%	01/20/21		63,685	664
Ginnie Mae 2003-95 SB
3.96%	09/17/31	[2]	209,238	206,430
Ginnie Mae 2004-2 FW
6.75%	01/16/34	[2]	333,284	365,379
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		2,500,000	384,222
Ginnie Mae 2004-42 AB
6.00%	03/20/32		253,805	253,707
Ginnie Mae II Pool 80546
5.00%	10/20/31	[2]	118,282	119,239
Ginnie Mae II Pool 80610
5.38%	06/20/32	[2]	1,893,889	1,909,590
Ginnie Mae II Pool 80614
5.50%	07/20/32	[2]	197,404	197,430
Ginnie Mae II Pool 80687
5.50%	04/20/33	[2]	974,804	983,896
Ginnie Mae II Pool 81018
6.00%	08/20/34	[2]	625,826	629,173
Ginnie Mae II Pool 8339
5.13%	12/20/23	[2]	141,089	142,734
Ginnie Mae II Pool 8684
5.75%	08/20/25	[2]	199,064	201,579

				82,964,585

Total Mortgage-Backed (Cost $129,869,734)				129,226,820

SHORT TERM INVESTMENTS — 9.00%
Commercial Paper — 5.39%
Ciesco LP
5.26%[6]	01/10/07		1,765,000	1,763,195
DaimlerChrysler NA Holding Corp.
5.39%[6]	01/19/07		2,165,000	2,159,813
Kitty Hawk Funding Corp.
5.29%[6]	01/16/07		1,000,000	998,090
National Rural Utilities Cooperative Finance Corp.
5.27%[6]	01/22/07		4,390,000	4,377,790
Park Avenue Receivables Corp.
5.29%[6]	01/25/07		2,115,000	2,108,163

				11,407,051

Money Market Fund — 2.25%
JPMorgan Prime Money Market Fund			4,757,251	4,757,251

U.S. Agency Discount Notes — 1.24%
Fannie Mae
5.20%[6]	01/24/07		2,635,000	2,627,007

U.S. Treasury Bills — 0.12%
U.S. Treasury Bills
4.92%[6]	01/18/07	[7]	10,000	9,980
4.96%[6]	01/18/07	[7]	250,000	249,489

				259,469

Total Short Term Investments (Cost $19,050,772)				19,050,778

Total Investments – 99.15% (Cost $210,785,205)[1]				209,904,701

Cash and Other Assets, Less Liabilities – 0.85%				1,800,024

Net Assets – 100.00%				$211,704,725

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
23	Euro Ninety Day, September 2007	$4,025
23	Euro Ninety Day, December 2007	11,480
23	Euro Ninety Day, March 2008	(2,588)
23	Euro Ninety Day, June 2008	(5,175)
103	U.S. Treasury Two Year Note, March 2007	67,594

	Net unrealized appreciation	$75,336

Notes:

[1]	Cost for Federal income tax purposes is $210,785,205 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$943,310
Gross unrealized depreciation	(1,823,814)

Net unrealized (depreciation)	$(880,504)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

The market value of these securities at December 31, 2006 was $32,046,158 representing 15.14% of total net assets.

[4]	Illiquid security.

[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/21/06	Northwest Air Dip, 7.85%, 08/21/08	$1,000,000	$1,006,875	0.48%

		$1,000,000	$1,006,875	0.48%

[6]	Represents annualized yield at date of purchase.

[7]	Securities, or a portion there of, pledged as collateral with a value of $259,469 on 92 short Euro futures contracts and 103 short U.S. Treasury Two Year Note futures contracts.

†	Fair valued security. The aggregate value of fair valued securities is $28,365,883 which is 13.40% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

7

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 14.60%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$607,712	$602,754
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28		102,561	101,858
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.85%	02/28/40	2,3,†	12,500,000	12,528,708
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.85%	12/28/40	2,3,†	14,000,000	13,997,154
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2 (STEP)
8.28%	08/25/30		5,995,000	6,102,688
Castle Trust 2003-1AW A1
6.10%	05/15/27	[2,3]	4,148,340	4,149,647
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32		1,069,972	1,083,327
Conseco Finance Securitizations Corp. 2001-3 AIO (IO)
2.50%	05/01/33	4,†	16,750,000	198,651
Countrywide Asset-Backed Certificates 2004-13 AV2 (STEP)
5.61%	05/25/34	[2]	2,618,839	2,621,847
Countrywide Asset-Backed Certificates 2005-13 AF1
5.48%	04/25/36	[2]	5,032,602	5,036,488
Countrywide Home Equity Loan Trust 2005-M A2
5.47%	02/15/36	[2]	5,687,704	5,690,452
Credit-Based Asset Servicing and Securitization 2006-CB1 AF2 (STEP)
5.24%	01/25/36		7,685,000	7,645,607
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		5,486	5,464
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 A2B
5.53%	03/25/35	[2]	9,877,906	9,889,092
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25		9,245,000	9,082,272
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		99,819	90,897
Genesis Funding Ltd. 2006-1A G1
5.59%	12/19/32	2,3,†	8,650,000	8,649,652
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.57%	06/25/30	[2]	7,172,024	7,182,072
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		1,010,514	1,047,390
Green Tree Financial Corp. 1995-10 A6
7.05%	01/15/27		992,594	1,002,390
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		9,206,293	9,218,306
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22		663,544	614,861
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.55%	04/15/30	2,†	488,373	488,333
GSAMP Trust 2005-HE4 A2A
5.47%	08/25/35	[2]	609,068	609,497
GSR Mortgage Loan Trust 2005-HEL1 M2
6.08%	11/25/30	[2]	7,085,000	7,111,519
Home Equity Mortgage Trust 2006-1 A1B
5.48%	05/25/36	[2]	6,114,506	6,119,945
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A
5.49%	04/25/26	[2]	3,980,286	3,983,927
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.05%	05/15/41	2,4,†	377,550,854	6,576,535
Lehman XS Trust 2006-12N A1A1 (STEP)
5.43%	08/25/46	[2]	5,134,559	5,134,559
Long Beach Asset Holdings Corp. 2006-8 N1
6.05%	10/25/46	3,†	7,751,891	7,720,762
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,†	4,942,381	4,926,486
Merrill Lynch Mortgage Investors, Inc. 2006-WMC1 A2B
5.49%	01/25/37	[2]	5,139,000	5,142,805
Morgan Stanley ABS Capital I 2004-NC2 M2
6.55%	12/25/33	[2]	1,100,000	1,111,145
Nomura Asset Acceptance Corp. 2006-S1 A1
5.49%	01/25/36	[2,3]	7,038,579	7,043,794
Oakwood Mortgage Investors, Inc. 2002-B A1
5.58%	05/15/13	[2]	527,985	486,249
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19		345,909	305,620
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	13,240,132	1,845,554
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	3,4,†	8,806,150	87,886
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP)
7.51%	03/25/31		612,516	610,826
Residential Asset Securities Corp. 2005-KS8 A1
5.46%	08/25/35	[2]	960,342	961,051

1

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Receivables Trust 2003-1
6.29%	01/21/10	2,3,†	$4,887,359	$4,862,522
Structured Asset Receivables Trust 2003-2
5.72%	01/21/09	2,3,†	1,650,910	1,642,520
Structured Settlements Fund 1999-A A
7.25%	12/20/15	3,†	484,487	483,995
Terwin Mortgage Trust 2004-7HE A1
5.90%	07/25/34	[2,3]	304,208	304,402
Terwin Mortgage Trust 2005-13SL A1B
4.75%	12/25/36	2,3,†	12,100,000	11,785,125
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	3,295,834	3,260,989
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	2,3,†	8,200,000	7,872,095
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,†	12,500,000	12,152,469
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	2,3,†	13,898,485	13,713,884

Total Asset-Backed Securities (Cost $230,148,489)				222,886,071

CORPORATES — 23.51%*
Automotive — 3.39%
DaimlerChrysler NA Holding Corp.
5.60%	03/07/07	[2]	8,000,000	8,001,680
Ford Motor Credit Co.
6.93%	01/15/10	[2]	4,070,000	3,983,468
8.11%	01/13/12	[2]	20,160,000	20,001,442
9.81%	04/15/12	[2]	1,750,000	1,856,848
GMAC LLC
4.38%	12/10/07		4,560,000	4,497,546
7.57%	12/01/14	[2]	12,798,000	13,408,145

				51,749,129

Banking — 2.95%
BankAmerica Institutional A
8.07%	12/31/26	[3]	5,250,000	5,466,710
BankBoston Capital Trust II
7.75%	12/15/26		4,246,000	4,415,462
BNP Paribas SA (MTN)
8.25%	11/28/21	2,†	2,019,000	1,959,641
Credit Suisse USA, Inc.
6.50%	01/15/12		3,200,000	3,366,573
CS First Boston/London
9.65%	03/24/10	2,3,†	6,764,000	6,120,744
9.65%	03/24/10	[2,3]	3,146,000	2,846,815
Deutsche Bank Luxembourg SA
6.83%	12/28/07	[3]	4,128,000	4,183,150
JPMorgan Chase & Co. (MTN) C
8.55%	07/23/13	2,†	1,500,000	1,355,920
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	2,084,000	2,025,231
North Fork Bancorporation, Inc.
5.00%	08/15/12	[2]	5,226,000	5,208,147
Roslyn Bancorp, Inc.
5.75%	11/15/07		6,900,000	6,860,270
State Street Institutional Capital B
8.04%	03/15/27	[3]	1,228,000	1,281,793

				45,090,456

Basic Industry — 0.39%
Steel Dynamics, Inc.
9.50%	03/15/09		5,800,000	5,981,250

Communications — 0.97%
Cebridge 2nd Lien PIK
11.37%	05/05/14	5,†	4,678,854	4,687,626
New England Telephone & Telegraph Co.
7.65%	06/15/07		4,964,000	5,007,638
Viacom, Inc.
5.71%	06/16/09	[2]	5,150,000	5,162,205

				14,857,469

Consumer Products — 0.26%
SABMILLER PLC
5.66%	07/01/09	[2,3]	4,000,000	4,006,412

Electric — 3.28%
American Electric Power Co., Inc. (STEP)
4.71%	08/16/07		6,270,000	6,240,174
Cedar Brakes II LLC
9.88%	09/01/13	[3]	11,020,329	12,220,630
Cogentrix Energy, Inc.
8.75%	10/15/08	[3]	5,200,000	5,536,742
Dominion Resources, Inc.
5.66%	09/28/07	[2]	7,000,000	7,004,291
Entergy Gulf States, Inc.
6.10%	12/08/08	[2,3]	5,230,000	5,243,927
Georgia Power Capital Trust VI
4.88%	11/01/42	[2]	7,360,000	7,320,506
Power Contract Financing LLC
6.26%	02/01/10	[3]	4,256,786	4,281,322
Power Receivables Finance LLC
6.29%	01/01/12		2,224,754	2,239,306

				50,086,898

Finance — 3.53%
Countrywide Financial Corp. (MTN) B
5.59%	03/24/09	[2]	1,900,000	1,905,303
Lehman Brothers Holdings, Inc. (MTN)
5.59%	07/18/11	[2]	1,730,000	1,735,065
11.00%	11/07/16	2,†	6,776,000	6,736,699
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10	2,†	3,293,000	2,967,322
14.50%	06/20/16	2,†	5,886,000	5,971,347
Meridian Funding Co. LLC
5.56%	10/06/08	[2,3]	2,567,028	2,570,735

2

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Pemex Finance Ltd.
8.88%	11/15/10		$7,334,000	$7,869,199
Pemex Finance Ltd. 1992-2 A1
9.69%	08/15/09	†	3,297,250	3,478,840
Residential Capital LLC
5.85%	06/09/08	[2]	7,300,000	7,287,634
7.20%	04/17/09	[2,3]	6,668,000	6,704,834
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	6,747,000	6,612,060

				53,839,038

Food — 0.59%
Corn Products International, Inc.
8.25%	07/15/07		8,923,000	9,052,192

Health Care — 0.38%
Cardinal Health, Inc.
5.63%	10/02/09	[2,3]	1,827,000	1,829,256

HCA, Inc.
8.09%	11/15/14	5,†	4,000,000	4,048,944

				5,878,200

Insurance — 0.67%
Farmers Insurance Exchange Capital
6.00%	08/01/14	[3]	1,900,000	1,881,262
Zurich Capital Trust I
8.38%	06/01/37	[3]	7,870,000	8,249,909

				10,131,171

Natural Gas — 0.55%
Panhandle Eastern Pipe Line Co. B
2.75%	03/15/07		4,580,000	4,553,161
Sempra Energy
4.62%	05/17/07		1,250,000	1,245,344
5.85%	05/21/08	[2]	2,575,000	2,576,123

				8,374,628

Real Estate Investment Trust (REIT) — 3.74%
Camden Property Trust
4.38%	01/15/10		2,068,000	2,014,666
CPG Partners LP
8.25%	02/01/11		4,065,000	4,458,590
Duke Realty LP
5.63%	08/15/11		8,550,000	8,608,396
First Industrial LP
7.60%	05/15/07		2,750,000	2,770,542
Health Care Property Investors, Inc.
6.45%	06/25/12		4,000,000	4,131,012
Health Care Property Investors, Inc. (MTN)
5.81%	09/15/08	[2]	4,380,000	4,377,516
Health Care Property Investors, Inc. (MTN) B
7.30%	03/19/07		6,450,000	6,472,498
Health Care REIT, Inc.
7.63%	03/15/08		3,435,000	3,504,295
Highwoods Properties, Inc.
7.13%	02/01/08		2,358,000	2,394,153
JDN Realty Corp.
6.95%	08/01/07		5,200,000	5,222,532
Shurgard Storage Centers, Inc.
7.75%	02/22/11		1,500,000	1,612,354
Spieker Properties, Inc.
7.25%	05/01/09		3,235,000	3,391,690
United Dominion Realty Trust, Inc. (MTN)
4.30%	07/01/07		3,025,000	3,007,077
Westfield Capital Corp. Ltd.
5.67%	11/02/07	[2,3]	5,175,000	5,188,828

				57,154,149

Secured Assets — 0.33%
Ingress I Ltd.
7.38%	03/30/40	3,†	5,490,000	5,040,473

Transportation — 2.34%
Air 2 US A
8.03%	10/01/20	[3]	4,331,592	4,377,616
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		1,896,437	1,973,479
Continental Airlines, Inc. 1997-4 A
6.90%	07/02/19		2,969,253	3,065,568
Continental Airlines, Inc. 1999-1 A
6.55%	08/02/20		3,927,451	4,067,760
Continental Airlines, Inc. 2002-1 G2
6.56%	08/15/13		2,105,000	2,178,066
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12	[6,7]	6,754,044	6,792,036
Northwest Air Dip
7.85%	08/21/08	5,†	6,000,000	6,041,250
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23	[6,7]	1,764,247	1,778,582
United AirLines, Inc. 2001-1 A2
6.20%	03/01/10		4,350,690	4,380,601
United AirLines, Inc. Strip
9.12%	02/01/12	5,†	995,000	1,004,240

				35,659,198

Waste Management — 0.14%
Allied Waste North America, Inc. B
8.50%	12/01/08		2,000,000	2,112,500

Total Corporates (Cost $358,827,622)				359,013,163

3

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 21.50%**
Commercial Mortgage-Backed — 0.96%
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36		$9,505,419	$9,103,322
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		5,800,000	5,628,518
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.58%	01/25/26	2,3,4,†	238,565	293

				14,732,133

Non-Agency Mortgage-Backed — 10.03%
Banc of America Mortgage Securities, Inc. 2005-2 1A6
5.50%	03/25/35		23,520,001	23,343,702
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,†	3,461,775	1,019,816
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,4,†	3,518,368	1,036,487
BlackRock Capital Finance LP 1997-R2 AP
9.20%	12/25/35	[2,3]	24,098	24,113
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	11,464,684	11,321,375
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.53%	05/25/36	2,3,†	9,105,903	9,105,767
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		84,180	85,154
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.14%	02/25/34	[2]	333,102	328,969
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	4,†	15,360,612	394,042
Countrywide Alternative Loan Trust 2005-27 2A1
6.18%	08/25/35	2,†	3,650,238	3,669,655
Countrywide Alternative Loan Trust 2005-59 1A1
5.65%	11/20/35	[2]	7,798,051	7,828,731
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.96%	11/20/35	4,†	31,970,700	1,231,959
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
3.22%	07/20/46	4,†	5,546,310	285,696
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.14%	05/20/46	4,†	44,274,616	2,138,730
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	5,717,608	5,697,259
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
5.56%	03/19/45	[2]	8,457,310	8,472,559
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	4,†	18,939,212	414,295
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	2,4,†	32,179,236	824,593
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
2.07%	03/19/37	2,4,†	7,456,353	350,682
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
2.37%	05/19/47	2,4,†	8,782,938	392,488
Impac CMB Trust 2005-5 A1 (STEP)
5.67%	08/25/35	[2]	12,319,937	12,340,275
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.74%	12/25/34	[2]	3,802,498	3,812,538
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	4,†	13,225,205	285,168
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.75%	11/25/34	[2]	10,228,533	10,284,229
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.19%	01/25/34	[2]	1,496,022	1,514,125
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.48%	06/25/34	[2]	3,547,262	3,547,538
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[2]	3,684,715	3,705,051
MASTR Seasoned Securities Trust 2005-1 4A1
5.83%	10/25/32	[2]	4,884,306	4,938,226
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		2,419,149	2,461,484
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		6,233,916	6,340,565
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		11,764,054	11,900,082
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		5,225,523	5,104,683
Washington Mutual, Inc. 2005-AR2 2A21
5.68%	01/25/45	[2]	3,605,099	3,619,204
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	2,603,483	2,575,241

4

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual, Inc. 2004-AR10 A2A
5.63%	07/25/44	[2]	$837,470	$838,276
Washington Mutual, Inc. 2004-AR12 A4A
5.63%	10/25/44	[2]	861,991	862,862
Washington Mutual, Inc. 2006-AR5 X (IO)
0.43%	06/25/46	4,†	89,606,213	898,392

				152,994,011

U.S. Agency Mortgage-Backed — 10.51%
Fannie Mae 1993-95 SB
15.05%	06/25/08	[2]	47,599	51,177
Fannie Mae 1997-44 SB (IO)
2.64%	06/25/08	[2]	512,211	10,665
Fannie Mae 1997-76 FS
5.83%	09/17/27	[2]	110,696	111,313
Fannie Mae 2001-60 JZ
6.00%	03/25/31		322,402	321,781
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26		6,731,818	641,054
Fannie Mae 2006-B2 AB
5.50%	05/25/14		20,180,227	20,171,574
Fannie Mae Pool 555177
4.84%	01/01/33	[2]	192,620	190,419
Fannie Mae Pool 567002
8.00%	05/01/23		267,091	280,915
Fannie Mae Pool 735575
5.50%	12/01/18		6,894,069	6,916,018
Fannie Mae Pool 735686
6.50%	12/01/22		6,852,614	6,951,072
Fannie Mae Pool 745383
4.39%	12/01/35	[2]	8,617,331	8,611,831
Fannie Mae Pool 770333
3.47%	04/01/34	[2]	6,899,529	6,931,084
Fannie Mae Pool 770900
3.25%	04/01/34	[2]	3,840,634	3,849,890
Fannie Mae Pool 785307
4.16%	07/01/34	[2]	8,470,812	8,482,380
Fannie Mae Pool 805256
4.03%	01/01/35	[2]	10,144,735	10,061,919
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	5,376,138	5,349,154
Final Maturity Amortizing Notes 2005-2 1
4.00%	02/25/10	†	13,285,507	12,807,752
Freddie Mac 2174 PN
6.00%	07/15/29		6,632,384	6,686,201
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,505,306	179,615
Freddie Mac Gold A24156
6.50%	10/01/31		2,840,391	2,907,903
Freddie Mac Gold C46104
6.50%	09/01/29		83,598	85,794
Freddie Mac Gold G02461
6.50%	11/01/36		20,380,000	20,735,561
Freddie Mac Gold G11707
6.00%	03/01/20		5,607,494	5,689,208
Freddie Mac Gold P50019
7.00%	07/01/24	†	148,816	152,215
Freddie Mac Pool 1B1928
4.26%	08/01/34	[2]	7,683,652	7,660,424
Freddie Mac Pool 1L0113
6.44%	05/01/35	[2]	5,718,707	5,848,142
Freddie Mac Pool 781469
3.12%	04/01/34	[2]	5,252,656	5,253,321
Freddie Mac Pool 786781
7.55%	08/01/29	[2]	342,718	349,495
Freddie Mac Pool 847288
3.16%	05/01/34	[2]	9,437,768	9,487,064
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		2,121,919	284,899
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		3,512,602	171,042
Ginnie Mae 2003-75 CI (IO)
5.50%	01/20/21		528,443	5,512
Ginnie Mae I Pool 422972
6.50%	07/15/29		89,833	92,422
Ginnie Mae II Pool 1849
8.50%	08/20/24		2,927	3,150
Ginnie Mae II Pool 2020
8.50%	06/20/25		8,908	9,593
Ginnie Mae II Pool 2286
8.50%	09/20/26		6,170	6,602
Ginnie Mae II Pool 2487
8.50%	09/20/27		27,365	29,296
Ginnie Mae II Pool 80589
5.63%	03/20/322		420,506	421,169
Ginnie Mae II Pool 80968
6.00%	07/20/342		2,741,132	2,755,830

				160,554,456

Total Mortgage-Backed (Cost $335,321,682)				328,280,600

U.S. AGENCY SECURITIES — 12.84%
U.S. Agency Securities — 12.84%
Fannie Mae
2.63%	01/19/07		3,412,000	3,407,933
3.13%	03/16/09		10,673,000	10,262,943
4.88%	04/15/09		9,930,000	9,907,946
5.30%	02/22/11		9,985,000	9,946,358
Federal Home Loan Bank
4.38%	10/03/08		9,850,000	9,734,666
4.50%	10/12/07		8,185,000	8,140,015
5.00%	09/18/09		5,590,000	5,602,756

5

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
5.25%	08/05/09		$33,325,000	$33,554,909
5.50%	06/30/08	†	15,170,000	15,173,034
Freddie Mac
4.75%	11/03/09		2,775,000	2,761,672
5.25%	10/06/11		8,050,000	8,024,707
5.35%	11/14/11		22,600,000	22,589,062
5.50%	06/12/08		13,805,000	13,806,450
5.55%	12/11/08		19,825,000	19,821,412
5.75%	03/15/09		9,575,000	9,727,405
6.63%	09/15/09		13,165,000	13,719,786

				196,181,054

Total U.S. Agency Securities (Cost $195,984,049)				196,181,054

U.S. TREASURY SECURITIES — 17.94%
U.S. Treasury Notes — 17.94%
U.S. Treasury Notes
3.50%	11/15/09		183,560,000	177,601,643
4.88%	05/15/09		96,200,000	96,440,596

				274,042,239

Total U.S. Treasury Securities (Cost $274,649,651)				274,042,239

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 0.20%
Finance — 0.20%
Woodbourne Pass-Through Trust
6.45%	12/31/49	[2,3]	30	3,012,189

Total Preferred Stock (Cost $3,000,001)				3,012,189

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.08%
— 0.08%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.			115,942	$730,559
Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.88% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.			14,622	533,392

				1,263,951

Total Purchased Swaptions (Cost $1,261,310)				1,263,951

			Principal Amount
SHORT TERM INVESTMENTS — 7.21%
Commercial Paper — 6.38%
Alcoa, Inc.
5.28%[8]	01/11/07		$10,770,000	10,757,363
Ciesco LP
5.26%[8]	01/10/07		18,610,000	18,590,966
Kitty Hawk Funding Corp.
5.30%[8]	01/18/07		22,842,000	22,791,557
National Rural Utilities Cooperative Finance Corp.
5.25%[8]	01/12/07		22,200,000	22,170,862
5.27%[8]	01/22/07		3,369,000	3,359,630
Park Avenue Receivables Corp.
5.26%[8]	01/11/07		19,770,000	19,746,891

				97,417,269

Money Market Fund — 0.75%
JPMorgan Prime Money Market Fund			11,522,992	11,522,992

U.S. Treasury Bills — 0.08%
U.S. Treasury Bills
4.91%[8]	01/18/07	[9]	818,000	816,330
4.91%[8]	01/18/07	[9]	20,000	19,959
4.92%[8]	01/18/07	[9]	315,000	314,357

				1,150,646

Total Short Term Investments (Cost $110,090,886)				110,090,907

Total Investments – 97.88% (Cost $1,509,283,690)[1]				1,494,770,174

Cash and Other Assets, Less Liabilities – 2.12%				32,326,644

Net Assets – 100.00%				$1,527,096,818

6

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Notional Amount (000’s)	Premiums Received	Value
WRITTEN SWAPTIONS
Option to enter into a 15-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD Libor in exchange for receiving from the Fund a fixed rate of 4.80% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.	56,000	$(1,260,000)	$(1,281,156)

Total Written Swaptions		$(1,260,000)	$(1,281,156)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
47	U.S. Treasury Five Year Note, March 2007	$33,414

	Net unrealized appreciation	$33,414

FUTURES CONTRACTS: LONG POSITIONS
1,161	U.S. Treasury Two Year Note, March 2007	$(733,123)

	Net unrealized (depreciation)	$(733,123)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CSFB	12/20/11	$3,000	(568)
Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.35% due 01/25/34. Counterparty: Citigroup Inc.	01/25/34	796	(793)
Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc.	04/25/34	478	31
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.55% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	478	704
Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.60% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	478	2,086
Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	478	119
Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.50% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	796	(272)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.50% due 07/25/34. Counterparty: Citigroup Inc.	07/25/34	478	(51)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.30% due 08/25/34. Counterparty: Citigroup Inc.	08/25/34	478	429
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.20% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	478	327
Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.30% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	478	34
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.93% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	478	57
Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.85% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	478	3,356
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.05% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	478	317

7

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)(continued) Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.05% due 01/25/35. Counterparty: Citigroup Inc.	01/25/35	$478	$419
Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.05% due 02/25/35. Counterparty: Citigroup Inc.	02/25/35	796	1,804
Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.40% due 03/25/35. Counterparty: Citigroup Inc.	03/25/35	478	(23)

Net unrealized appreciation			$7,976

Notes:

[1]	Cost for Federal income tax purposes is $1,509,283,690 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$4,559,712
Gross unrealized depreciation	(19,073,228)

Net unrealized (depreciation)	$(14,513,516)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2006 was $222,109,172 representing 14.54% of total net assets.

[4]	Illiquid security.

[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/30/06	Cebridge 2nd Lien PIK, 11.37%, 05/05/14	$4,678,854	$4,687,626	0.31%
08/21/06	Northwest Air Dip, 7.85%, 08/21/08	6,000,000	6,041,250	0.39%
11/14/06	HCA, Inc., 8.09%, 11/15/14	4,000,000	4,048,944	0.26%
05/17/06	United AirLines, Inc. Strip, 9.12%, 02/01/12	1,008,505	1,004,240	0.07%

		$15,687,359	$15,782,060	1.03%

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Non-income producing security.

[8]	Represents annualized yield at date of purchase.

[9]

Securities, or a portion there of, pledged as collateral with a value of $1,150,646 on 47 short U.S. Treasury Five Year Note futures contracts and 1,161 long U.S. Treasury Two Year Note futures contracts.

†	Fair valued security. The aggregate value of fair valued securities is $214,764,651 which is 14.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

8

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 13.40%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$39,501	$39,179
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.85%	02/28/40	2,3,†	1,500,000	1,503,445
Bayview Financial Acquisition Trust 2005-B 1A1 (STEP)
4.44%	04/28/39		14,120	14,069
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.85%	12/28/40	2,3,†	1,500,000	1,499,695
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	3,†	650,000	635,192
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32		356,657	361,109
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32		388,102	394,795
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,†	359,274	358,910
GMAC Mortgage Corp. Loan Trust 2006-HLTV A3
5.59%	10/25/29		935,000	935,218
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		164	163
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		1,465,970	1,467,883
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11	3,†	52,786	53,603
JPMorgan RV Marine Trust 2004-1A A1
3.12%	04/15/11	[3]	152,024	150,487
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	80,551	80,295
Mid-State Trust 11 A1
4.86%	07/15/38		1,607,105	1,546,860
Mid-State Trust 2004-1 B
8.90%	08/15/37		324,304	343,888
Mid-State Trust 2005-1 M2
7.08%	01/15/40		409,308	417,172
Oakwood Mortgage Investors, Inc. 1997-A A5
7.13%	05/15/27		84,177	84,499
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19		234,442	185,565
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22		279,330	231,022
Oakwood Mortgage Investors, Inc. 2002-B A1
5.58%	05/15/13	[2]	58,665	54,028
Residential Asset Mortgage Products, Inc. 2004-RS12 A\2
3.77%	02/25/27		145,549	145,112
Structured Asset Receivables Trust 2003-1
6.29%	01/21/10	2,3,†	370,254	368,373
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	3,†	175,690	174,921
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	246,372	243,767
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	2,3,†	800,000	768,009
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	2,3,†	1,351,242	1,333,294
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30		3,657	3,679
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		262,875	262,497

Total Asset-Backed Securities (Cost $13,870,587)				13,656,729

CORPORATES — 22.62%*
Automotive — 2.75%
Ford Motor Credit Co.
6.63%	06/16/08		100,000	99,966
7.00%	10/01/13		240,000	229,496
7.25%	10/25/11		416,000	407,783
7.38%	02/01/11		300,000	297,240
8.11%	01/13/12	[2]	300,000	297,641
8.63%	11/01/10		319,000	328,629
General Motors Corp.
8.25%	07/15/23		14,000	13,090
GMAC LLC
6.88%	09/15/11		474,000	486,665
7.57%	12/01/14	[2]	613,000	642,225

				2,802,735

Banking — 3.04%
BankBoston Capital Trust II
7.75%	12/15/26		700,000	727,938
Credit Suisse USA, Inc.
6.50%	01/15/12		291,000	306,148
CS First Boston/London
9.65%	03/24/10	2,3,†	608,000	550,179
9.65%	03/24/10	[2,3]	334,000	302,237
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	118,133
Greenpoint Capital Trust I
9.10%	06/01/27		227,000	239,620
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	257,000	249,753
National Capital Trust II
5.49%	12/29/49	[2,3]	327,000	316,609

1

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Providian Capital I
9.53%	02/01/27	[3]	$275,000	$288,719

				3,099,336

Communications — 0.67%
Qwest Corp.
5.63%	11/15/08		489,000	492,056
7.88%	09/01/11		175,000	187,250

				679,306

Electric — 2.48%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	608,441	674,711
Entergy Louisiana LLC
5.83%	11/01/10		698,000	697,205
FPL Energy National Wind
5.61%	03/10/24	[3]	702,590	691,307
Power Receivables Finance LLC
6.29%	01/01/12		458,480	461,479

				2,524,702

Finance — 3.26%
Capital One Financial Corp.
5.70%	09/15/11		1,200,000	1,219,031
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	502,000	499,088
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10	2,†	271,000	244,198
14.50%	06/20/16	2,†	452,000	458,554
Pemex Finance Ltd.
8.88%	11/15/10		375,000	402,366
Residential Capital LLC
7.20%	04/17/09	[2,3]	500,000	502,762

				3,325,999

Health Care — 0.50%
HCA, Inc.
8.09%	11/15/14	4,†	500,000	506,118

Insurance — 2.89%
Allied World Assurance Holdings Ltd.
7.50%	08/01/16		244,000	262,318
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		375,000	371,250
Farmers Exchange Capital
7.05%	07/15/28	[3]	410,000	429,052
7.20%	07/15/48	[3]	115,000	118,161
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	432,030
Stingray Pass-Through Trust
5.90%	01/12/15	3,†	225,000	210,375
Swiss Re Capital I LP
6.85%	05/29/49	[2,3]	500,000	525,458
Zurich Capital Trust I
8.38%	06/01/37	[3]	575,000	602,757

				2,951,401

Natural Gas — 1.03%
Sempra Energy
5.85%	05/21/08	[2]	475,000	475,207
Southern Union Co.
7.20%	11/01/66	[2]	585,000	579,595

				1,054,802

Real Estate Investment Trust (REIT) — 3.02%
Colonial Realty LP
4.75%	02/01/10		586,000	570,253
CPG Partners LP
8.25%	02/01/11		330,000	361,952
EOP Operating LP
5.96%	10/01/10	[2]	159,000	161,094
Health Care Property Investors, Inc.
5.95%	09/15/11		800,000	807,954
7.07%	06/08/15	[5]	160,000	168,246
Highwoods Properties, Inc.
7.13%	02/01/08		790,000	802,112
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	206,000	206,416

				3,078,027

Transportation — 2.25%
Air 2 US A
8.03%	10/01/20	[3]	440,235	444,913
American Airlines, Inc. 2005-1 G
5.11%	03/29/14	3,†	478,095	469,923
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		324,330	337,506
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08		28,576	28,388
Continental Airlines, Inc. 1997-4 A
6.90%	07/02/19		285,849	295,121
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08		42,393	42,268
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21		204,597	215,399
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23	[6,7]	130,034	131,091
United AirLines, Inc. 2001-1 A1
6.07%	09/01/14		64,961	65,326
United AirLines, Inc. 2001-1 A2
6.20%	03/01/10		263,678	265,491

				2,295,426

2

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Waste Management — 0.73%
Allied Waste North America, Inc. B
8.50%	12/01/08		$700,000	$739,375

Total Corporates (Cost $22,956,414)				23,057,227

MORTGAGE-BACKED — 29.54%**
Commercial Mortgage-Backed — 2.47%
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6
4.83%	11/11/41		1,300,000	1,259,094
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	1,300,000	1,254,830

				2,513,924

Non-Agency Mortgage-Backed — 12.18%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	1,105,505	1,092,383
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		275,467	269,269
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.63%	01/25/35	2,3,†	1,189,445	1,190,914
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.53%	05/25/36	2,3,†	1,201,952	1,201,934
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	8,†	1,121,856	28,779
Countrywide Alternative Loan Trust 2005-27 2A1
6.18%	08/25/35	2,†	553,855	556,801
Countrywide Alternative Loan Trust 2005-27 3A2
5.93%	08/25/35	2,†	100,735	100,990
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.96%	11/20/35	8,†	2,646,231	101,970
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.14%	05/20/46	8,†	3,517,357	169,909
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	571,761	569,726
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.10%	08/25/34	[2]	895,092	876,573
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		286,446	284,130
First Horizon Asset Securities, Inc. 2003-10 2A1
4.75%	01/25/19		930,486	901,665
First Union Commercial Mortgage Trust 1999-C1 A2
6.07%	10/15/35		561,988	567,465
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	8,†	1,344,811	29,418
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	2,8,†	3,346,374	85,751
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	8,†	942,693	20,327
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.46%	10/25/34	[2]	298,840	297,921
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.75%	11/25/34	[2]	260,047	261,463
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		317,460	321,115
Morgan Stanley Capital I 2006-HQ8 A4
5.39%	03/12/44	[2]	1,150,000	1,163,099
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		146,881	152,158
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		177,492	180,598
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34	[2]	253,426	253,462
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		167,218	169,074
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	148,480	146,869
Washington Mutual, Inc. 2004-AR10 A2A
5.63%	07/25/44	[2]	65,457	65,520
Washington Mutual, Inc. 2004-AR12 A4A
5.63%	10/25/44	[2]	65,046	65,112
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		1,320,887	1,291,167

				12,415,562

U.S. Agency Mortgage-Backed — 14.89%
Fannie Mae (TBA)
5.50%	01/25/21		1,145,000	1,145,000
Fannie Mae 1993-225 SG
4.77%	12/25/13	[2]	270,340	274,238
Fannie Mae 1993-80 S
4.31%	05/25/23	[2]	53,619	52,770
Fannie Mae 1994-55 S
12.86%	12/25/23	[2]	43,238	46,436

3

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2001-52 YZ
6.50%	10/25/31		$923,985	$942,668
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		257,937	25,000
Fannie Mae 2006-B2 AB
5.50%	05/25/14		1,434,475	1,433,859
Fannie Mae Pool 253974
7.00%	08/01/31		81,579	83,678
Fannie Mae Pool 527247
7.00%	09/01/26		270	279
Fannie Mae Pool 545646
7.00%	09/01/26		180	186
Fannie Mae Pool 549740
6.50%	10/01/27		147,506	151,007
Fannie Mae Pool 701297
4.51%	03/01/33	[2]	1,067,978	1,066,574
Fannie Mae Pool 735575
5.50%	12/01/18		486,032	487,579
Fannie Mae Pool 735686
6.50%	12/01/22		520,170	527,644
Fannie Mae Pool 735861
6.50%	09/01/33		816,490	836,964
Fannie Mae Pool 764388
4.96%	03/01/34	[2]	586,849	577,166
Fannie Mae Pool 770869
3.37%	04/01/34	[2]	1,342,167	1,343,863
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	406,599	404,558
Fannie Mae Pool 895606
5.77%	06/01/36	[2]	1,122,783	1,126,578
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,911
Freddie Mac 2174 PN
6.00%	07/15/29		483,921	487,847
Freddie Mac 2451 SP
5.17%	05/15/09	[2]	68,862	67,862
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		351,257	41,912
Freddie Mac Gold A33262
5.50%	02/01/35		278,027	276,997
Freddie Mac Gold G01548
7.50%	07/01/32		1,396,625	1,462,583
Freddie Mac Gold G01673
5.50%	04/01/34		106,729	105,876
Freddie Mac Gold G02366
6.50%	10/01/36		1,577,432	1,607,173
Freddie Mac Gold P50019
7.00%	07/01/24	†	30,244	30,935
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		239,652	32,177
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		328,434	15,347
Ginnie Mae 2004-8 SE
3.60%	11/26/23	[2]	312,940	298,865
Ginnie Mae II Pool 80968
6.00%	07/20/34	[2]	214,523	215,674

				15,185,206

Total Mortgage-Backed (Cost $30,162,954)				30,114,692

U.S. AGENCY SECURITIES — 1.00%
U.S. Agency Securities — 1.00%
Freddie Mac
5.50%	06/12/08		1,020,000	1,020,107

Total U.S. Agency Securities (Cost $1,020,000)				1,020,107

U.S. TREASURY SECURITIES — 29.07%
U.S Principal Strip — 0.53%
U.S. Principal Strip
0.00%	08/15/09	[9]	610,000	539,624

U.S. Treasury Bonds — 0.83%
U.S. Treasury Bonds
7.50%	11/15/16		696,000	845,966

U.S. Treasury Notes — 27.71%
U.S. Treasury Notes
3.38%	10/15/09	[5]	4,176,000	4,030,170
4.25%	11/15/14		10,144,000	9,843,646
4.88%	04/30/11		8,518,000	8,575,897
4.88%	02/15/12		5,751,000	5,805,370

				28,255,083

Total U.S. Treasury Securities (Cost $29,449,793)				29,640,673

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.09%
— 0.09%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.			8,282	52,186

4

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS (continued)
(continued)
Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.88% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.			1,044	$38,084

				90,270

Total Purchased Swaptions (Cost $90,081)				90,270

SHORT TERM INVESTMENTS — 4.95%
Commercial Paper — 1.80%
DaimlerChrysler NA Holding Corp.
5.39%[10]	01/19/07		815,000	813,048
National Rural Utilities Cooperative Finance Corp.
5.27%[10]	01/22/07		1,020,000	1,017,163

				1,830,211

Money Market Fund — 1.96%
JPMorgan Prime Money Market Fund			1,999,295	1,999,295

U.S. Agency Discount Notes — 1.13%
Fannie Mae
5.20%[10]	01/24/07		1,160,000	1,156,481

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
4.96%[10]	01/18/07	[5]	65,000	64,867

Total Short Term Investments (Cost $5,050,853)				5,050,854

	Issues		Maturity Date	Value
Total Investments – 100.67% (Cost $102,600,682)[1]				$102,630,552

Liabilities in Excess of Other Assets – (0.67)%				(679,066)

Net Assets – 100.00%				$101,951,486

Issues	Notional Amount (000’s)		Premiums Received	Market Value
WRITTEN SWAPTIONS
Option to enter into a 15-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD Libor in exchange for receiving from the Fund a fixed rate of 4.80% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.	4,000		$(90,000)	(91,511)

Total Written Swaptions			$(90,000)	$(91,511)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
67	U.S. Treasury Two Year Note, March 2007	$(42,457)
17	U.S. Treasury Five Year Note, March 2007	(11,403)

	Net unrealized (depreciation)	$(53,860)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CSFB	12/20/11	$200	(38)
Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.35% due 01/25/34. Counterparty: Citigroup Inc.	01/25/34	58	(58)
Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc.	04/25/34	35	3

5

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.55% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	$35	$52
Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.60% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	35	153
Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	35	9
Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.50% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	58	(20)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.50% due 07/25/34. Counterparty: Citigroup Inc.	07/25/34	35	(4)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.30% due 08/25/34. Counterparty: Citigroup Inc.	08/25/34	35	31
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.20% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	35	24
Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.30% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	35	2
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.93% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	35	4
Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.85% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	35	246
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.05% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	35	23
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.05% due 01/25/35. Counterparty: Citigroup Inc.	01/25/35	35	31
Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.05% due 02/25/35. Counterparty: Citigroup Inc.	02/25/35	58	132
Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.40% due 03/25/35. Counterparty: Citigroup Inc.	03/25/35	35	(2)

Net unrealized appreciation			$588

Notes:

[1]	Cost for Federal income tax purposes is $102,600,682 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$895,026
Gross unrealized depreciation	(865,156)

Net unrealized appreciation	$29,870

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2006 was $17,016,307 representing 16.69% of total net assets.

[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
11/14/06	HCA, Inc., 8.09%, 11/15/14	$500,000	$506,118	0.50%

		$500,000	$506,118	0.50%

[5]	Securities, or a portion there of, pledged as collateral with a value of $98,645 on 67 long U.S. Treasury Two Year Note futures contracts and 17 long U.S. Treasury Five Year Note futures contracts .

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Non-income producing security.

[8]	Illiquid security.

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2006.

[10]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $13,971,084 which is 13.70% of total net assets, which have not been

6

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond.

(TBA): To be announced

7

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 7.01%**
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32		$7,324,231	$7,372,917
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28		136,748	135,810
Asset Backed Securities Corp. Home Equity Loan Trust 2003-HE4 M2
7.35%	08/15/33	[2]	19,398,459	19,491,275
Bayview Financial Acquisition Trust 2005-B 1A1 (STEP)
4.44%	04/28/39		395,375	393,946
Conseco Finance 2001-C A4
6.19%	03/15/30		381,375	381,976
Conseco Finance 2001-C A5 (STEP)
6.79%	08/15/33		7,848,000	7,886,704
Countrywide Home Equity Loan Trust 2005-M A2
5.47%	02/15/36	[2]	10,156,614	10,161,521
Embarcadero Aircraft Securitization Trust 2000-A A1
5.83%	08/15/25	[2,3]	1,700,000	1,429,063
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		229,583	209,064
Genesis Funding Ltd. 2006-1A G1
5.59%	12/19/32	2,3,†	12,600,000	12,599,494
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22		861,788	798,560
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.55%	04/15/30	2,†	969,657	969,578
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A
5.49%	04/25/26	[2]	7,147,525	7,154,064
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[3]	1,971,710	1,975,398
Nomura Asset Acceptance Corp. 2006-S1 A1
5.49%	01/25/36	[2,3]	4,650,490	4,653,935
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22		405,029	334,982
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31		2,003,415	1,765,577
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19		1,011,784	893,938
PAMCO CLO 1998-1A B2
6.72%	05/01/10	2,3,†	5,250,000	5,126,516
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		300,000	302,539
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		1,229,052	1,225,124
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		692,202	695,658
Signature 1 CBO
10.00%	10/15/09	†	2,000,000	299,960
Structured Asset Receivables Trust 2003-1
6.29%	01/21/10	2,3,†	10,166,447	10,114,784
Structured Asset Receivables Trust 2003-2
5.72%	01/21/09	2,3,†	4,409,249	4,386,843
Terwin Mortgage Trust 2005-7SL A1
5.62%	07/25/35	[2,3]	1,380,053	1,381,347
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	2,3,†	15,370,000	14,755,379
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,†	23,030,000	22,389,708
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	2,3,†	4,468,363	4,409,014
Van Kampen CLO II Ltd.
6.57%	07/15/08	2,3,†	333,795	310,402
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27		5,280,000	5,509,221

Total Asset-Backed Securities (Cost $150,606,810)				149,514,297

CORPORATES — 22.55%*
Automotive — 3.46%
Ford Motor Co.
7.70%	05/15/97		150,000	109,875
9.98%	02/15/47		7,289,000	6,414,320
Ford Motor Credit Co.
6.93%	01/15/10	[2]	1,000,000	978,739
7.00%	10/01/13		6,670,000	6,378,087
8.00%	12/15/16		15,075,000	14,921,521
8.11%	01/13/12	[2]	3,809,000	3,779,042
9.81%	04/15/12	[2]	2,925,000	3,103,589
General Motors Corp.
7.38%	05/23/48		9,200,000	7,406,000
8.10%	06/15/24		1,179,000	1,028,678
General Motors Corp. Strip
0.00%	07/20/11		2,133,864	2,020,502
General Motors Corp. Strip II
0.00%	07/20/11	4,†	2,400,000	2,272,500
GMAC LLC
7.57%	12/01/14	[2]	12,996,000	13,615,584
8.00%	11/01/31		10,186,000	11,728,171

				73,756,608

Banking — 2.31%
Bank One Corp. (STEP)
9.88%	03/01/19		200,000	246,366

1

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
BankAmerica Capital II
8.00%	12/15/26		$800,000	$832,895
BankAmerica Institutional A
8.07%	12/31/26	[3]	350,000	364,447
BNP Paribas SA (MTN)
8.25%	11/28/21	2,†	5,104,000	4,953,942
CS First Boston/London
9.65%	03/24/10	2,3,†	14,159,000	12,812,479
9.65%	03/24/10	[2,3]	5,463,000	4,943,469
First Chicago NBD Institutional Capital A
7.95%	12/01/26	[3]	5,229,000	5,442,186
Greenpoint Capital Trust I
9.10%	06/01/27		266,000	280,788
JPMorgan Chase & Co. (MTN) C
8.55%	07/23/13	2,†	2,500,000	2,259,867
National Capital Trust II
5.49%	12/29/49	[2,3]	2,425,000	2,347,938
Sovereign Capital Trust VI
7.91%	06/13/36		13,230,000	14,906,307

				49,390,684

Communications — 0.77%
Cebridge 2nd Lien PIK
11.37%	05/05/14	4,†	9,357,707	9,375,253
Level 3 Financing, Inc.
9.25%	11/01/14	[3]	2,500,000	2,562,500
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	4,140,000
Verizon North, Inc.
5.63%	01/01/21	[3]	250,000	232,984

				16,310,737

Electric — 2.63%
Calpine CCFC I Term Loan
11.35%	08/26/09	4,†	10,505,336	11,148,788
Cedar Brakes I LLC
8.50%	02/15/14	[3]	7,080,991	7,660,641
FPL Energy American Wind LLC
6.64%	06/20/23	[3]	413,000	426,236
FPL Energy National Wind
5.61%	03/10/24	[3]	9,776,164	9,619,178
GWF Energy LLC
6.13%	12/30/11	[3]	4,299,239	4,251,402
Potomac Electric Power Co.
5.88%	10/15/08		125,000	125,774
Power Contract Financing LLC
6.26%	02/01/10	[3]	4,614,289	4,640,886
Swepco Capital Trust I
5.25%	10/01/43	[2]	14,325,000	14,191,376
Windsor Financing LLC
5.88%	07/15/17	[3]	4,020,831	4,002,577

				56,066,858

Finance — 3.75%
ABX Financing Co.
6.35%	10/15/36	[3]	9,800,000	9,784,496
Goldman Sachs Group, Inc.
5.35%	01/15/16		4,523,000	4,472,234
Lehman Brothers Holdings, Inc. (MTN)
5.75%	07/18/11		8,500,000	8,674,743
11.00%	11/07/16	2,†	10,912,000	10,848,710
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10	2,†	5,951,000	5,362,446
14.50%	06/20/16	2,†	9,679,000	9,819,345
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	10,697,978
Pemex Finance Ltd.
8.88%	11/15/10		375,000	402,366
Residential Capital LLC
5.85%	06/09/08	[2]	10,171,000	10,153,770
7.20%	04/17/09	[2,3]	2,500,000	2,513,810
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	7,331,000	7,184,380

				79,914,278

Health Care — 0.41%
HCA, Inc.
9.25%	11/15/16	[3]	8,175,000	8,777,906

Insurance — 3.58%
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		9,055,000	8,964,450
Farmers Exchange Capital
7.05%	07/15/28	[3]	3,926,000	4,108,433
7.20%	07/15/48	[3]	1,392,000	1,430,265
Farmers Insurance Exchange
8.63%	05/01/24	[3]	12,127,000	14,581,032
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	15,939,000	15,650,297
Swiss Re Capital I LP
6.85%	05/29/49	[2,3]	7,190,000	7,556,093
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	4,820,000	4,924,623
Zurich Capital Trust I
8.38%	06/01/37	[3]	18,296,000	19,179,203

				76,394,396

Natural Gas — 0.37%
Southern Union Co.
7.20%	11/01/66	[2]	7,975,000	7,901,311

Real Estate Investment Trust (REIT) — 1.78%
Colonial Realty LP
4.75%	02/01/10		176,000	171,271
Equity One, Inc.
3.88%	04/15/09		270,000	259,885

2

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
First Industrial LP
7.60%	07/15/28		$5,000,000	$5,594,185
Health Care Property Investors, Inc.
6.45%	06/25/12		11,800,000	12,186,484
Highwoods Properties, Inc.
7.50%	04/15/18		8,029,000	8,937,289
Shurgard Storage Centers, Inc.
7.75%	02/22/11		7,200,000	7,739,302
United Dominion Realty Trust, Inc.
6.05%	06/01/13		3,100,000	3,141,428

				38,029,844

Secured Assets — 0.42%
Ingress I Ltd.
7.38%	03/30/40	3,†	9,745,000	8,947,070

Transportation — 2.97%
Air 2 US A
8.03%	10/01/20	[3]	7,021,617	7,096,222
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12		86,506	88,506
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		2,413,514	2,511,563
Continental Airlines, Inc. 1997-4 A
6.90%	07/02/19		3,362,295	3,471,359
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08		437,255	435,966
Continental Airlines, Inc. 1999-1 A
6.55%	08/02/20		459,842	476,269
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21		10,829,803	11,401,572
Continental Airlines, Inc. 2000-1 A2
7.92%	11/01/11		2,000,000	2,089,530
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13	[5,6]	8,228,000	8,356,562
Northwest Air Dip
7.85%	08/21/08	4,†	7,000,000	7,048,125
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23	[5,6]	154,635	155,892
United AirLines, Inc. 2000-2 A1
7.03%	04/01/12		6,092,939	6,230,031
United AirLines, Inc. 2001-1 A1
6.07%	09/01/14		10,972,432	11,034,152
United AirLines, Inc. Strip
9.12%	02/01/12	4,†	2,985,000	3,012,719

				63,408,468

Waste Management — 0.10%
Allied Waste North America, Inc. B
8.50%	12/01/08		2,000,000	2,112,500

Total Corporates (Cost $469,389,904)				481,010,660

MORTGAGE-BACKED — 31.67%**
Commercial Mortgage-Backed — 3.06%
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		18,000,000	17,922,485
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.58%	01/25/26	2,3,7,†	207,020	255
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.55%	05/15/35	[2,7]	226,271,051	3,399,745
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		27,150,000	27,734,045
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		15,155,000	16,058,587

				65,115,117

Non-Agency Mortgage-Backed — 15.93%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	23,588,659	23,308,661
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		198,336	193,874
Banc of America Mortgage Securities, Inc. 2005-I 4A1
5.28%	10/25/35	[2]	15,037,911	14,772,116
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,7,†	3,956,314	1,165,503
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	25,367,218
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39		1,015,000	1,008,386
BHN I Mortgage Fund 1997-2 A1
6.61%	05/31/17	2,3,6,7,†	2,702,346	783,626
BHN I Mortgage Fund 1997-2 A2
7.54%	05/31/17	3,6,7,†	5,060,858	1,466,620
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,7,†	2,345,579	690,992
BlackRock Capital Finance LP 1997-R2 AP
9.20%	12/25/35	[2,3]	6,025	6,028
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	17,246,433	17,030,853
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.63%	01/25/35	2,3,†	5,933,909	5,941,240
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.75%	05/25/34	2,3,†	19,094,440	17,989,055

3

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Commercial Mortgage Acceptance Corp. 1998-C2 A3
6.04%	09/15/30		$13,425,000	$13,519,916
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	7,†	29,875,188	766,381
Countrywide Alternative Loan Trust 2005-27 2A1
6.18%	08/25/35	2,†	14,660,425	14,738,411
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.96%	11/20/35	7,†	57,675,126	2,222,453
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.14%	05/20/46	7,†	81,156,354	3,920,339
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	3,830,798	3,817,164
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.10%	08/25/34	[2]	14,348,631	14,051,775
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.15%	09/20/35	[2]	15,591,468	15,245,650
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.56%	02/15/39	[2]	10,205,000	10,371,134
FMAC Loan Receivables Trust 1998-CA A2
6.66%	01/15/12	[3]	3,137,595	3,066,864
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	34,025,708
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	7,†	41,178,169	900,772
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	2,7,†	49,547,806	1,269,663
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	7,†	26,340,388	567,965
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.75%	08/25/34	[2]	167,649	168,192
JPMorgan Mortgage Trust 2003-A2 2A3
4.69%	11/25/33	[2]	305,000	293,467
JPMorgan Mortgage Trust 2004-A5 4A4
4.85%	12/25/34	[2]	400,000	393,065
JPMorgan Mortgage Trust 2006-A3 3A4
5.75%	05/25/36	[2]	23,500,000	23,731,929
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[2]	235,453	236,753
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		9,279,586	9,386,446
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36		5,651,600	5,947,109
Ocwen Residential MBS Corp. 1998-R2 AP
8.31%	11/25/34	[2,3]	56,996	45,632
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		15,443,776	14,836,681
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		127,732	128,399
Ryland Mortgage Securities Corp. 1994-5 M3
6.21%	10/25/23	2,†	492,373	494,227
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		9,177	9,148
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	5,901	5,883
Structured Asset Securities Corp. 2002-8A 6A
6.71%	05/25/32	[2]	2,687	2,683
Structured Mortgage Asset Residential Trust 1991-7 I
18.92%	12/25/22	2,7,8,†	6,550	1,310
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35		30,000,000	29,413,242
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		232,428	227,053
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.77%	06/25/34	[2]	445,000	425,839
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36		26,551,010	26,011,693

				339,967,118

U.S. Agency Mortgage-Backed — 12.68%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		9,480	9,549
Fannie Mae 1989-27 Y
6.90%	06/25/19		2,353	2,390
Fannie Mae 1992-123 Z
7.50%	07/25/22		8,047	8,462
Fannie Mae 1992-83 Z
7.00%	06/25/22		51,151	51,750
Fannie Mae 1993-132 D (PO)
0.00%	10/25/22		465,458	388,009

4

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[2]	$1,565,259	$38,786
Fannie Mae 1993-29 PK
7.00%	03/25/23		202,000	209,570
Fannie Mae 1994-55 H
7.00%	03/25/24		130,000	135,501
Fannie Mae 1997-34 SA
24.15%	10/25/23	[2]	45,605	69,275
Fannie Mae 1997-44 SB (IO)
2.64%	06/25/08	[2]	179,274	3,733
Fannie Mae 2003-52 SV
5.16%	05/25/31	[2]	6,837,889	6,830,124
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		7,742,100	750,381
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		9,763,264	589,951
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	23,565,811
Fannie Mae G92-36 Z
7.00%	07/25/22		1,618	1,680
Fannie Mae Pool 233672
7.62%	09/01/23	[2]	29,280	29,936
Fannie Mae Pool 254232
6.50%	03/01/22		107,450	110,178
Fannie Mae Pool 308798
6.50%	04/01/25	[2]	11,604	11,773
Fannie Mae Pool 312155
7.05%	03/01/25	[2]	34,536	34,746
Fannie Mae Pool 545191
7.00%	09/01/31		63,869	65,513
Fannie Mae Pool 633698
7.50%	02/01/31		21,215	22,363
Fannie Mae Pool 655928
7.00%	08/01/32		173,234	179,211
Fannie Mae Pool 725257
5.50%	02/01/34		17,087,060	16,918,220
Fannie Mae Pool 735575
5.50%	12/01/18		13,512,374	13,555,396
Fannie Mae Pool 735883
6.00%	03/01/33		16,169,536	16,402,137
Fannie Mae Pool 765387
6.00%	08/01/34		253,019	256,209
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	11,373,636	11,316,547
Fannie Mae Pool 896464
5.82%	07/01/36	[2]	22,440,069	22,480,446
Freddie Mac 1004 H
7.95%	10/15/20		2,039	2,036
Freddie Mac 1073 G
7.00%	05/15/21		5,991	5,985
Freddie Mac 1515 SA
8.61%	05/15/08	[2]	43,671	44,008
Freddie Mac 165 K
6.50%	09/15/21		1,317	1,313
Freddie Mac 1980 Z
7.00%	07/15/27		779,236	800,998
Freddie Mac 2098 TZ
6.00%	01/15/28		727,620	725,093
Freddie Mac 2209 TC
8.00%	01/15/30		233,334	245,927
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		10,621,185	910,395
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		186,634	35,023
Freddie Mac Gold A24156
6.50%	10/01/31		4,318,039	4,420,672
Freddie Mac Gold C46104
6.50%	09/01/29		180,955	185,709
Freddie Mac Gold C55789
7.50%	10/01/27		64,095	66,957
Freddie Mac Gold C90573
6.50%	08/01/22		810,419	830,628
Freddie Mac Gold G01601
4.00%	09/01/33		245,819	223,970
Freddie Mac Gold G01611
4.00%	09/01/33		88,532	80,663
Freddie Mac Gold G01673
5.50%	04/01/34		3,904,990	3,873,786
Freddie Mac Gold G02366
6.50%	10/01/36		30,286,686	30,857,716
Freddie Mac Gold G02461
6.50%	11/01/36		29,385,290	29,897,962
Freddie Mac Gold G11707
6.00%	03/01/20		10,729,222	10,885,572
Freddie Mac Gold P50019
7.00%	07/01/24	†	1,252,562	1,281,169
Freddie Mac Pool 781415
3.26%	04/01/34	[2]	13,234,257	13,229,131
Freddie Mac Pool 781469
3.12%	04/01/34	[2]	9,537,058	9,538,264
Freddie Mac Pool 847288
3.16%	05/01/34	[2]	17,065,862	17,155,003
Ginnie Mae 2000-22 SG (IO)
5.45%	05/16/30	[2]	3,996,477	493,825
Ginnie Mae 2002-69 SB (IO)
1.30%	06/20/28	[2]	87,690	121
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		5,649,752	758,563
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		17,801,804	15,376,282
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		16,535,061	14,467,643

5

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81018
6.00%	08/20/34	[2]	$134,106	$134,823

				270,566,884

Total Mortgage-Backed (Cost $684,096,007)				675,649,119

U.S. AGENCY SECURITIES — 4.71%
Foreign Sovereign — 0.58%
Indonesia Government Aid Bond
9.30%	07/01/20		10,255,000	12,470,706

U.S. Agency Securities — 4.13%
Federal Home Loan Bank
5.50%	06/30/08	†	20,835,000	20,839,167
Freddie Mac
5.50%	06/12/08		20,540,000	20,542,156
5.55%	12/11/08		46,670,000	46,661,553

				88,042,876

Total U.S. Agency Securities (Cost $101,404,962)				100,513,582

U.S. TREASURY SECURITIES — 28.50%
U.S. Treasury Bonds — 1.62%
U.S. Treasury Bonds
4.50%	02/15/36		33,564,000	31,927,789
8.13%	08/15/19		2,134,000	2,788,705

				34,716,494

U.S. Treasury Notes — 26.88%
U.S. Treasury Notes
4.25%	11/15/14	[9]	138,121,000	134,031,375
4.88%	04/30/11		106,079,000	106,800,019
4.88%	02/15/12		329,567,000	332,682,726

				573,514,120

Total U.S. Treasury Securities (Cost $605,429,771)				608,230,614

			Shares
PREFERRED STOCK — 0.23%
Finance — 0.23%
Woodbourne Pass-Through Trust
6.45%	12/31/49	[2,3]	50	5,020,315

Total Preferred Stock (Cost $5,000,000)				5,020,315

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.11%
— 0.11%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.			206,368	$1,300,340
Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.88% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.			26,112	952,531

				2,252,871

Total Purchased Swaptions (Cost $2,248,146)				2,252,871

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS — 6.54%
Commercial Paper — 5.16%
Ciesco LP
5.26%[10]	01/10/07		$41,395,000	$41,352,662
CRC Funding LLC
5.27%[10]	01/03/07		19,335,000	19,335,000
DaimlerChrysler NA Holding Corp.
5.39%[10]	01/22/07		12,270,000	12,235,095
HSBC Finance Corp.
5.26%[10]	01/25/07		750,000	747,589
National Rural Utilities Cooperative Finance Corp.
5.25%[10]	01/12/07		14,440,000	14,421,048
5.27%[10]	01/22/07		22,000,000	21,938,810

				110,030,204

Money Market Fund — 0.53%
JPMorgan Prime Money Market Fund			11,229,182	11,229,182

U.S. Agency Discount Notes — 0.79%
Fannie Mae
5.14%[10]	01/22/07		5,225,000	5,210,826
Federal Home Loan Bank
5.15%[10]	01/02/07		865,000	865,000
Freddie Mac
5.20%[10]	01/23/07		235,000	234,321
5.21%[10]	01/23/07		10,650,000	10,619,174

				16,929,321

6

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
5.03%[10]	01/18/07	[9]	$1,280,000	$1,277,386

Total Short Term Investments (Cost $139,466,064)				139,466,093

Total Investments – 101.32% (Cost $2,157,641,664)[1]				2,161,657,551

Liabilities in Excess of Other
Assets – (1.32)%				(28,103,546)

NET ASSETS – 100.00%				$2,133,554,005

Issues	Notional Amount (000’s)		Premiums Received	Market Value
WRITTEN SWAPTIONS
Option to enter into a 15-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD Libor in exchange for receiving from the Fund a fixed rate of 4.80% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.	100,000		$(2,250,000)	(2,287,778)

Total Written Swaptions			$(2,250,000)	$(2,287,778)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
1,984	U.S. Treasury Two Year Note, March 2007	$(1,252,457)
759	U.S. Treasury Five Year Note, March 2007	(505,105)

	Net unrealized (depreciation)	$(1,757,562)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11 Counterparty: Lehman Brothers Holdings, Inc.	08/01/11	$6,500	$(72,943)
Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CSFB	12/20/11	4,800	(908)
Pay a fixed rate equal to 0.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG, due 12/20/11 Counterparty: Lehman Brothers Holdings, Inc. Expire 12/20/11	12/20/11	35,000	(11,790)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of LDS-P PHM, 7.88% due 12/20/11. Counterparty: Barclays Bank	12/20/11	5,000	(25,364)
Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.35% due 01/25/34. Counterparty: Citigroup Inc.	01/25/34	1,676	(1,668)
Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc.	04/25/34	1,006	64
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.55% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	1,006	1,483
Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.60% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	1,006	4,391
Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	1,006	250
Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.50% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	1,676	(573)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.50% due 07/25/34. Counterparty: Citigroup Inc.	07/25/34	1,006	(108)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.30% due 08/25/34. Counterparty: Citigroup Inc.	08/25/34	1,006	902

7

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.20% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	$1,006	$689
Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.30% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	1,006	71
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.93% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	1,006	121
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.05% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	1,006	666
Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.85% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	1,006	7,063
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.05% due 01/25/35. Counterparty: Citigroup Inc.	01/25/35	1,006	883
Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.05% due 02/25/35. Counterparty: Citigroup Inc.	02/25/35	1,676	3,796
Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.40% due 03/25/35. Counterparty: Citigroup Inc.	03/25/35	1,006	(49)

Net unrealized (depreciation)			$(93,024)

Notes:

[1]	Cost for Federal income tax purposes is $2,157,641,664 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$28,750,691
Gross unrealized depreciation	(24,734,804)

Net unrealized appreciation	$4,015,887

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2006 was $287,381,550 representing 13.47% of total net assets.

[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 11.35%, 08/26/09	$10,870,470	$11,148,788	0.52%
06/30/06	Cebridge 2nd Lien PIK, 11.37%, 05/05/14	9,090,800	9,375,253	0.44%
06/13/06	General Motors Corp. Strip II, 0.00%, 07/20/11	2,292,000	2,272,500	0.11%
08/21/06	Northwest Air Dip, 7.85%, 08/21/08	7,000,000	7,048,125	0.33%
05/17/06	United AirLines, Inc. Strip, 9.12%, 02/01/12	3,027,547	3,012,719	0.14%

		$32,280,817	$32,857,385	1.54%

[5]	Security is currently in default with regards to scheduled interest or principal payments.

[6]	Non-income producing security.

[7]	Illiquid security.

[8]

IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

[9]	Securities, or a portion there of, pledged as collateral with a value of $2,270,038 on 1,984 long U.S. Treasury Two Year Note and 759 long U.S. Treasury Five Year Note futures contracts.

[10]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $249,263,614 which is 11.68% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

(STEP): Step coupon bond.

(TBA): To be announced

8

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 0.28%**
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11	2,†	$211,145	$214,411

Total Asset-Backed Securities (Cost $208,196)				214,411

CORPORATES — 94.49%*
Automotive — 8.73%
Cooper Standard TLD
7.89%	12/23/11	3,†	744,375	745,492
Ford Motor Credit Co.
7.00%	10/01/13		900,000	860,612
8.00%	12/15/16		775,000	767,110
9.81%	04/15/12	[4]	550,000	583,581
General Motors Corp.
7.70%	04/15/16		126,000	119,070
8.25%	07/15/23		384,000	359,040
General Motors Corp. Strip II
0.00%	07/20/11	3,†	800,000	757,500
GMAC LLC
7.57%	12/01/14	[4]	250,000	261,919
8.00%	11/01/31		1,510,000	1,738,616
Metaldyne Corp.
10.00%	11/01/13		350,000	376,250
Tenneco, Inc.
8.62%	11/15/14		225,000	230,625

				6,799,815

Banking — 0.90%
CS First Boston/London
9.65%	03/24/10	2,4,†	584,000	528,462
9.65%	03/24/10	[2,4]	189,000	171,026

				699,488

Basic Industry — 9.52%
AK Steel Corp.
7.88%	02/15/09		450,000	452,250
Equistar Chemicals LP/Equistar Funding Corp.
10.63%	05/01/11		1,025,000	1,096,750
Freeport-McMoRan Copper & Gold, Inc.
10.13%	02/01/10		700,000	739,375
Georgia Pacific Term Loan C
8.35%	12/23/12	3,†	500,000	501,646
Huntsman LLC
11.50%	07/15/12		325,000	368,062
Massey Energy Co.
6.63%	11/15/10		275,000	276,375
Murray Bank Loan 2nd Lien
13.91%	01/31/11	3,†	1,580,730	1,675,573
Nalco Co. Term Loan
6.46%	11/04/10	3,†	500,000	502,443
PolyOne Corp.
10.63%	05/15/10		550,000	585,750
Steel Dynamics, Inc.
9.50%	03/15/09		100,000	103,125
9.50%	03/15/09		575,000	592,969
UCAR Finance, Inc.
10.25%	02/15/12	[5]	495,000	524,081

				7,418,399

Capital Goods — 3.57%
Ainsworth Lumber Co. Ltd.
9.11%	10/01/10	[4]	300,000	255,000
Builders FirstSource, Inc.
9.62%	02/15/12	[4]	275,000	271,906
Esco Corp.
8.63%	12/15/13	[2]	150,000	154,875
L-3 Communications Corp.
5.88%	01/15/15		550,000	533,500
6.38%	10/15/15		375,000	373,125
Packaging Dynamics Finance Corp.
10.00%	05/01/16	[2]	275,000	276,375
United Rentals North America, Inc.
6.50%	02/15/12		675,000	669,938
7.00%	02/15/14		250,000	246,562

				2,781,281

Communications — 17.31%
American Cellular Corp.
10.00%	08/01/11		875,000	929,687
American Cellular Corp. Strip
7.63%	08/08/13	3,†	250,000	251,641
American Cellular Corp. Term Strip
7.63%	08/08/13	3,†	250,000	251,641
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.00%	10/01/15		825,000	837,375
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%	11/15/13		100,000	103,500
CCO Holdings LLC/CCO Holdings Capital Corp. B
8.75%	11/15/13		600,000	626,250
Cebridge 2nd Lien PIK
11.37%	05/05/14	3,†	1,289,745	1,292,164
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		760,000	822,700
Dex Media West LLC/Dex Media Finance Co.
9.88%	08/15/13		325,000	355,875
Hawaiian Telcom Communications, Inc. B
10.89%	05/01/13	[4]	325,000	326,625

1

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Intermediate Holding Co. Ltd. (STEP)
0.00%	02/01/15	[4]	$975,000	$745,875
Intelsat Subsidiary Holding Co. Ltd.
8.63%	01/15/15		400,000	418,000
Level 3 Financing, Inc.
9.25%	11/01/14	[2]	1,650,000	1,691,250
Level 3 Financing, Inc. Bank Loan
8.37%	12/01/11	3,4,†	250,000	253,125
Qwest Communications International, Inc.
8.87%	02/15/09	[4]	300,000	305,250
Qwest Communications International, Inc. B
7.50%	02/15/14		1,250,000	1,293,750
Rogers Wireless, Inc.
8.49%	12/15/10	[4]	620,000	633,950
US LEC Corp.
13.87%	10/01/09	[4]	775,000	825,375
Wide Open West Loan
10.37%	04/28/13	3,†	750,000	752,478
Windstream Corp.
8.63%	08/01/16	[2]	700,000	770,000

				13,486,511

Consumer Products — 2.35%
Riddell Bell Holdings, Inc.
8.38%	10/01/12		475,000	466,687
Steinway Musical Instruments
7.00%	03/01/14	[2]	785,000	771,262
Visant Corp.
7.63%	10/01/12		325,000	330,688
Visant Holding Corp. (STEP)
0.00%	12/01/13		290,000	257,375

				1,826,012

Electric — 5.81%
Aquila, Inc.
8.00%	03/01/23		900,000	919,125
Boston Generating LLC 1st Lien
8.85%	12/19/13	3,†	250,000	252,148
Boston Generating LLC 2nd Lien
9.60%	06/19/14	3,†	500,000	516,188
Calpine CCFC I Term Loan
11.35%	08/26/09	3,†	749,387	795,287
KGEN Partners LLC Term Loan
7.98%	08/15/11	3,†	487,525	489,353
Reliant Energy, Inc.
9.25%	07/15/10		800,000	844,000
TECO Energy, Inc.
7.37%	05/01/10	[4]	200,000	205,500
TPF Generation Holdings LLC 2nd Lien
9.62%	12/15/14	3,†	500,000	508,125

				4,529,726

Energy — 14.17%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14	[2]	650,000	656,500
Chaparral Energy, Inc.
8.50%	12/01/15		500,000	500,000
Chesapeake Energy Corp.
7.00%	08/15/14		630,000	643,388
7.50%	06/15/14		225,000	234,844
7.75%	01/15/15		75,000	78,469
Complete Production Services, Inc.
8.00%	12/15/16	[2]	125,000	128,750
Denbury Resources, Inc.
7.50%	12/15/15		375,000	384,375
Griffin Coal Mining Co.
9.50%	12/01/16	[2]	650,000	672,750
Hanover Equipment Trust
8.75%	09/01/11		870,000	911,325
Hawkeye Renewables 1st Lien
9.43%	06/30/12	3,†	750,000	733,750
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%	09/01/10	[2]	1,287,000	1,383,525
NRG Energy, Inc. Strip
7.36%	02/01/13	3,†	747,500	752,280
OPTI Canada, Inc.
8.25%	12/15/14	[2]	250,000	258,125
Parker Drilling Co.
9.63%	10/01/13		25,000	27,531
10.12%	09/01/10	[4]	469,000	481,897
Pogo Producing Co.
7.88%	05/01/13		250,000	255,000
8.25%	04/15/11		250,000	256,562
Pride International, Inc.
7.38%	07/15/14		325,000	337,188
Range Resources Corp.
7.50%	05/15/16		175,000	180,250
Sabine Pass LNG LP
7.50%	11/30/16	[2]	550,000	549,312
Venoco, Inc. 2nd Lien Term Loan
9.87%	04/26/11	3,†	1,600,000	1,616,000

				11,041,821

Finance — 6.03%
Dow Jones CDX HY 6-TI
8.63%	06/29/11	[2]	3,020,000	3,146,236
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	4,†	383,000	380,779
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10	4,†	294,000	264,923
LSP Gen Finance 2nd Lien Loan
8.86%	04/13/14	3,†	500,000	506,562

2

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Residential Capital LLC
7.20%	04/17/09	[2,4]	$400,000	$402,210

				4,700,710

Food — 0.87%
Del Monte Corp.
6.75%	02/15/15		162,500	161,688
Dole Food Co., Inc.
8.88%	03/15/11		525,000	519,750

				681,438

Gaming — 4.57%
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp.
10.75%	04/15/14	[2]	575,000	540,500
Herbst Gaming, Inc.
8.13%	06/01/12		575,000	589,375
Majestic Star Casino LLC/Majestic Star Casino Capital Corp.
9.50%	10/15/10		325,000	342,875
Penn National Gaming, Inc.
6.75%	03/01/15		340,000	334,900
Pinnacle Entertainment, Inc.
8.25%	03/15/12		525,000	532,875
Tropicana Entertainment
9.63%	12/15/14	[2]	450,000	447,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		775,000	774,031

				3,562,306

Health Care — 5.01%
HCA, Inc.
8.09%	11/15/14	3,†	1,000,000	1,012,236
9.25%	11/15/16	[2]	1,300,000	1,395,875
Healthsouth Corp.
10.75%	06/15/16	[2]	750,000	810,938
Tenet Healthcare Corp.
9.25%	02/01/15		675,000	678,375

				3,897,424

Natural Gas — 3.25%
El Paso Corp.
7.63%	08/16/07		50,000	50,750
7.63%	09/01/08		50,000	51,750
El Paso Production Holding Co.
7.75%	06/01/13		775,000	814,719
Sonat, Inc.
7.63%	07/15/11		225,000	239,625
Stone Energy Corp.
8.25%	12/15/11		375,000	370,312
Targa Resources, Inc. Term Loan
7.60%	10/05/07	3,†	1,000,000	1,001,328

				2,528,484

Retail — 0.58%
Neiman Marcus Term Loan B
7.60%	03/13/13	3,†	449,367	453,045

Services — 4.99%
Corrections Corp. of America
6.25%	03/15/13		350,000	348,687
7.50%	05/01/11		150,000	155,250
Idearc, Inc.
7.35%	11/15/14	3,†	1,500,000	1,509,328
Rental Services Term Loan
8.86%	11/30/13	3,†	1,000,000	1,011,875
Service Corp. International/US
6.50%	03/15/08		500,000	505,000
TDS Investor Corp.
11.88%	09/01/16	[2]	350,000	360,500

				3,890,640

Technology — 1.25%
Amkor Technology, Inc.
5.00%	03/15/07		250,000	250,312
Amkor Technology, Inc. 2nd Lien
9.87%	10/27/10	3,†	500,000	517,656
SCI Systems, Inc.
3.00%	03/15/07		200,000	199,750

				967,718

Textile — 0.43%
Levi Strauss & Co.
10.11%	04/01/12	[4]	325,000	335,156

Transportation — 3.66%
Air 2 US A
8.03%	10/01/20	[2]	202,562	204,715
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		851,464	886,055
Northwest Air Dip
7.85%	08/21/08	3,†	500,000	503,438
United AirLines, Inc. Strip
9.12%	02/01/12	3,†	1,248,750	1,260,346

				2,854,554

Waste Management — 1.49%
Allied Waste North America, Inc. B
8.50%	12/01/08		1,100,000	1,161,875

Total Corporates (Cost $72,571,086)				73,616,403

3

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 3.03%**
Non-Agency Mortgage-Backed — 2.85%
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	2,6,†	$1,129,787	$332,828
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	6,†	1,238,567	31,773
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
3.22%	07/20/46	6,†	12,200,006	628,434
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	6,†	1,751,559	38,315
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	4,6,†	2,124,799	54,448
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.63%	10/19/35	4,6,†	9,984,339	107,644
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
2.37%	05/19/47	4,6,†	6,822,956	304,901
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	6,†	1,125,230	24,263
Washington Mutual, Inc. 2006-AR5 X (IO)
0.43%	06/25/46	6,†	23,901,181	239,633
Washington Mutual, Inc. 2006-AR9 1XPP (IO)
0.51%	08/25/46	6,†	46,999,771	460,598

				2,222,837

U.S. Agency Mortgage-Backed — 0.18%
Fannie Mae 1993-225 SG
4.77%	12/25/13	[4]	119,841	121,569
Freddie Mac 2696 NI (IO)
5.50%	03/15/23		234,739	2,137
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		99,855	13,407

				137,113

Total Mortgage-Backed (Cost $3,266,268)				2,359,950

			Contracts
PUT OPTIONS PURCHASED — 0.00%
Automotive — 0.00%
General Motors Corp., Put Strike $20, expires 01/20/07
			$212	1,060

Total Put Options Purchased (Cost $138,436)
SHORT TERM INVESTMENTS — 4.82%
Commercial Paper — 3.11%
Alcoa, Inc.
5.33%[7]	01/05/07		1,500,000	1,499,556
DaimlerChrysler NA Holding Corp.
5.39%[7]	01/19/07		415,000	414,006
5.39%[7]	01/22/07		510,000	508,549

				2,422,111

Money Market Fund — 1.45%
JPMorgan Prime Money Market Fund			1,128,000	1,128,000

U.S. Agency Discount Notes — 0.25%
Fannie Mae
5.14%[7]	01/22/07		200,000	199,457

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
5.03%[7]	01/18/07	[5]	6,000	5,988

Total Short Term Investments (Cost $3,755,556)				3,755,556

Total Investments – 102.62% (Cost $79,939,542)[1]				79,947,380

Liabilities in Excess of Other Assets – (2.62%)				(2,040,777)

Net Assets – 100.00%				77,906,603

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
2	U.S. Treasury Two Year Note, March 2007	$(1,187)

	Net unrealized (depreciation)	$(1,187)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized (Depreciation)
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD Libor and the Fund receives from the counterparty a fixed rate of 5.17% semi-annually. Counterparty: Barclays Bank PLC	01/02/09	$6,590	$(746)

The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate of 5.17% semi-annually. Counterparty: Citigroup	01/02/09	14,030	$(272)

Net unrealized (depreciation)			$(1,018)

4

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 6, due 06/20/11. Counterparty : Bear Steans & Co., Inc.	06/20/11	$1,000	$(15,640)
Pay a fixed rate equal to 0.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11 Counterparty: Lehman Brothers Holdings, Inc.	08/01/11	1,000	(11,222)
Pay a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7, due 12/20/11. Counterparty : Deutsche Bank	12/20/11	1,000	(23,009)
Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG HVOL, due 12/20/11. Counterparty : JPMorgan & Co.	12/20/11	1,000	(3,196)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDS-P PHM, 0.56% due 12/20/11. Counterparty: Lehman Brothers Holdings, Inc.	12/20/11	1,000	(5,073)
Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.35% due 01/25/34. Counterparty: Citigroup Inc.	01/25/34	69	(68)
Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc.	04/25/34	41	3
Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.60% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	41	179
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.55% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	41	61
Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	41	10
Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.50% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	69	(23)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.50% due 07/25/34. Counterparty: Citigroup Inc.	07/25/34	41	(5)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.30% due 08/25/34. Counterparty: Citigroup Inc.	08/25/34	41	37
Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.30% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	41	3
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.93% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	41	5
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.20% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	41	28
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.05% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	41	27
Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.85% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	41	289
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.05% due 01/25/35. Counterparty: Citigroup Inc.	01/25/35	41	36
Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.05% due 02/25/35. Counterparty: Citigroup Inc.	02/25/35	69	155
Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.40% due 03/25/35. Counterparty: Citigroup Inc.	03/25/35	41	(2)

Net unrealized (depreciation)			$(57,405)

5

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation
SWAPS: CREDIT DEFAULT (WRITTEN)
Receive a fixed rate equal to 2.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the CDS-W F 7 13, 7.00% due 12/20/07. Counterparty: JPMorgan & Co.	12/20/07	$1,000	$13,262

Net unrealized appreciation			$13,262

Notes:

[1]	Cost for Federal income tax purposes is $79,939,542 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,417,385
Gross unrealized depreciation	(1,409,547)

Net unrealized appreciation	$7,838

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2006 was $15,868,175 representing 20.37% of total net assets.

[3]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/08/06	American Cellular Corp. Strip, 7.63%, 08/08/13	$250,000	$251,641	0.32%
08/08/06	American Cellular Corp. Term Strip, 7.63%, 08/08/13	250,000	251,641	0.32%
02/17/05	Amkor Technology, Inc. 2nd Lien, 9.87%, 10/27/10	514,742	517,656	0.66%
08/07/03	Calpine CCFC I Term Loan, 11.35%, 08/26/09	777,146	795,287	1.02%
06/30/06	Cebridge 2nd Lien PIK, 11.37%, 05/05/14	1,287,302	1,292,164	1.66%
03/14/06	Cooper Standard TLD, 7.89%, 12/23/11	749,750	745,492	0.96%
05/03/06	General Motors Corp. Strip II, 0.00%, 07/20/11	782,000	757,500	0.97%
02/13/06	Georgia Pacific Term Loan C, 8.35%, 12/23/12	500,000	501,646	0.64%
03/14/05	KGEN Partners LLC Term Loan, 7.98%, 08/15/11	487,525	489,353	0.63%
11/17/04	Level 3 Financing, Inc. Bank Loan, 8.37%, 12/01/11	250,000	253,125	0.33%
04/26/06	LSP Gen Finance 2nd Lien Loan, 8.86%, 04/13/14	508,688	506,562	0.65%
02/03/05	Murray Bank Loan 2nd Lien, 13.91%, 01/31/11	1,638,903	1,675,573	2.15%
10/14/05	Neiman Marcus Term Loan B, 7.60%, 03/13/13	452,209	453,045	0.58%
08/21/06	Northwest Air Dip, 7.85%, 08/21/08	500,000	503,438	0.65%
06/29/06	NRG Energy, Inc. Strip, 7.36%, 02/01/13	750,616	752,280	0.96%
10/31/05	Targa Resources, Inc. Term Loan, 7.60%, 10/05/07	1,000,000	1,001,328	1.29%
05/17/06	United AirLines, Inc. Strip, 9.12%, 02/01/12	1,267,490	1,260,346	1.62%
04/26/06	Venoco, Inc. 2nd Lien Term Loan, 9.87%, 04/26/11	1,611,723	1,616,000	2.07%
10/10/06	Hawkeye Renewables 1st Lien, 9.43%, 06/30/12	724,539	733,750	0.94%
11/09/06	Idearc, Inc., 7.35%, 11/15/14	1,502,801	1,509,328	1.94%
11/14/06	HCA, Inc., 8.09%, 11/15/14	1,006,875	1,012,236	1.30%
11/21/06	Rental Services Term Loan, 8.86%, 11/30/13	1,009,321	1,011,875	1.30%
12/19/06	Boston Generating LLC 1st Lien, 8.85%, 12/19/13	250,000	252,148	0.32%
12/19/06	Boston Generating LLC 2nd Lien, 9.60%, 06/19/14	500,000	516,188	0.66%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 9.62%, 12/15/14	500,000	508,125	0.65%
12/20/06	Nalco Co. Term Loan, 6.46%, 11/04/10	503,125	502,443	0.65%
04/28/06	Wide Open West Loan, 10.37%, 04/28/13	752,125	752,478	0.97%

		$20,326,880	$20,422,648	26.21%

[4]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[5]	Securities, or a portion there of, pledged as collateral with a value of $5,988 on 2 Long U.S. Treasury Two Year Note futures contracts.

[6]	Illiquid security.

[7]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $24,034,060 which is 30.85% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

6

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 29.97%**
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32		$451,702	$454,704
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		28,107	27,877
Conseco Finance 2002-C BF1
8.00%	06/15/32		3,763,000	3,786,454
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,†	1,270,131	1,268,842
Conseco Finance Securitizations Corp. 2001-1 AIO (IO)
2.50%	07/01/32	3,†	829,333	1,468
Conseco Finance Securitizations Corp. 2001-4 AIO (IO)
2.50%	09/01/33	3,†	660,000	11,124
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33		277,546	283,943
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	3,†	236,589	49,539
Countrywide Asset-Backed Certificates 2006-12N N
7.25%	07/25/37	2,†	684,026	673,404
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		158,933	160,059
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
5.89%	10/25/34	[4]	4,000,000	4,006,777
Green Tree Financial Corp. 1996-10 M1
7.24%	11/15/28		2,700,000	2,689,567
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27		101,218	104,714
Green Tree Financial Corp. 1998-2 A6
6.81%	12/01/27	[5]	1,291,374	1,331,092
Green Tree Financial Corp. 1998-4 A5
6.18%	04/01/30		2,674,495	2,611,562
Green Tree Financial Corp. 1998-4 A7
6.87%	04/01/30		1,125,750	1,131,492
Green Tree Financial Corp. 1998-6 A8
6.66%	06/01/30		1,500,000	1,459,210
Green Tree Financial Corp. 1999-1 A5
6.11%	09/01/23		62,681	63,090
Green Tree Financial Corp. 1999-5 A4
7.33%	03/01/30		11,298	11,320
Green Tree Financial Corp. 1999-5 A5
7.86%	03/01/30		202,000	179,432
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		196,846	195,478
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		367,746	368,232
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		55,813	54,835
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS
7.65%	10/15/17		50,662	49,103
GSR Mortgage Loan Trust 2005-HEL1 B1
8.35%	11/25/30	4,†	2,491,000	2,157,236
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
5.70%	09/20/33	[4]	1,173,074	1,177,623
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		1,342,314	1,293,186
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		662,783	641,078
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28	†	329,373	314,592
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	†	1,176,332	1,127,992
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		329,402	321,268
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27		701,205	686,202
Long Beach Asset Holdings Corp. 2006-11 N1
6.75%	01/25/47	[2]	1,300,000	1,298,210
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	2,†	1,837,316	1,831,408
MASTR ABS NIM Trust 2006-CI13 N1
7.00%	12/25/35	2,†	1,136,104	1,086,666
MASTR ABS NIM Trust 2006-CI14 N1
6.00%	07/26/35	[2]	814,562	813,916
MASTR ABS NIM Trust 2006-CI14 N2
8.00%	07/26/35	2,†	1,337,000	1,329,583
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
5.93%	08/25/35	[4]	4,000,000	4,059,082
Mid-State Trust 11 B
8.22%	07/15/38		23,365	23,546
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,903,495	2,018,440
Mid-State Trust 6 A4
7.79%	07/01/35		76,781	81,929
Morgan Stanley ABS Capital I 2004-HE5 A4
5.88%	06/25/34	[4]	895,408	896,838
Nomura Asset Acceptance Corp. 2006-S1 AIO (IO)
10.00%	01/25/36	2,4,†	9,650,000	769,282

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		$7,101	$7,048
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		400,940	400,346
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		389,774	377,214
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19		234,448	185,570
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22		13,967	11,551
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31		828,618	730,248
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	3,†	273,946	36,816
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19		324,290	286,519
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	3,†	2,825,444	393,841
PAMCO CLO 1998-1A B2
6.72%	05/01/10	2,4,†	2,500,000	2,441,198
Renaissance Home Equity Loan Trust 2005-2 N
5.19%	07/25/35	2,†	204,176	203,474
Soundview NIM Trust 2005-OPT4 N1
5.68%	12/25/35	2,†	176,559	175,345
Specialty Underwriting & Residential Finance 2004-BC4 A2C
5.84%	10/25/35	[4]	3,000,000	3,025,412
Structured Asset Receivables Trust 2005-1
6.02%	01/21/15	2,†	13,497,043	13,462,203
Terwin Mortgage Trust 2004-7HE A1
5.90%	07/25/34	[2,4]	260,749	260,916
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	2,†	635,297	632,515
Terwin Mortgage Trust 2005-11 1M2 (STEP)
4.50%	11/25/36	[2]	3,500,000	3,332,077
Terwin Mortgage Trust 2005-13SL P
0.00%	12/25/36	[2,3]	1,000	1,475,000
Terwin Mortgage Trust 2005-5SL B4
6.00%	05/25/35	2,†	1,000,000	846,953
Terwin Mortgage Trust 2005-P1 A
0.00%	11/25/35	3,6,†	570	142,500
Terwin Mortgage Trust 2006-1 2P
0.00%	01/25/37	[2,3]	1,000	775,000
Terwin Mortgage Trust 2006-4SL P
0.00%	05/25/37		410	963,500
Terwin Mortgage Trust 2006-6 1AX (IO)
18.00%	07/25/37	[4]	27,321,429	1,716,906
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	2,4,†	7,721,381	7,618,824
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30		585	589

Total Asset-Backed Securities (Cost $83,548,171)				82,402,960

CORPORATES — 29.30%*
Automotive — 5.02%
Ford Motor Credit Co.
8.11%	01/13/12	[4]	4,000,000	3,968,540
General Motors Corp.
7.38%	05/23/48		5,600,000	4,508,000
8.25%	07/15/23		1,270,000	1,187,450
GMAC LLC
7.57%	12/01/14	[4]	2,200,000	2,304,885
8.00%	11/01/31	[5]	1,600,000	1,842,242

				13,811,117

Banking — 2.09%
CS First Boston/London
9.65%	03/24/10	2,4,†	1,832,000	1,657,777
9.65%	03/24/10	[2,4]	1,063,000	961,909
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,4]	1,000,000	984,442
JPMorgan Chase Bank NA
8.75%	11/28/21	4,†	2,201,000	2,138,932

				5,743,060

Basic Industry — 0.60%
Barrick Gold Finance Co.
5.80%	11/15/34		667,000	619,798
Murray Bank Loan 3rd Lien
13.87%	07/28/11	6,†	1,000,000	1,025,000

				1,644,798

Communications — 2.05%
CCO Holdings LLC/CCO Holdings Capital Corp.
9.49%	12/15/10	[4]	2,000,000	2,050,000
Cebridge 2nd Lien PIK
11.37%	05/05/14	6,†	1,039,745	1,041,695
Level 3 Financing, Inc.
9.25%	11/01/14	[2]	1,500,000	1,537,500
Level 3 Financing, Inc. Bank Loan
8.37%	12/01/11	4,6,†	1,000,000	1,012,500

				5,641,695

Electric — 2.13%
Boston Generating LLC 1st Lien
8.85%	12/19/13	6,†	3,000,000	3,025,782

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Progress Energy, Inc.
5.81%	01/15/10	[4]	$1,809,000	$1,816,885
TPF Generation Holdings LLC 2nd Lien
9.62%	12/15/14	6,†	1,000,000	1,016,250

				5,858,917

Energy — 1.44%
Hawkeye Renewables 1st Lien
9.43%	06/30/12	6,†	1,994,987	1,951,762
Sabine Pass LNG LP
7.50%	11/30/16	[2]	1,000,000	998,750
Venoco, Inc. 2nd Lien Term Loan
9.87%	04/26/11	6,†	1,000,000	1,010,000

				3,960,512

Finance — 1.85%
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	4,†	1,074,000	1,067,771
Lehman Brothers Holdings, Inc. (MTN) H
12.50%	11/30/10	4,†	809,000	728,990
14.50%	06/20/16	4,†	1,099,000	1,114,935
Residential Capital LLC
6.74%	06/29/07	[4]	2,175,000	2,186,084

				5,097,780

Health Care — 0.78%
HCA, Inc.
9.25%	11/15/16	[2]	2,000,000	2,147,500

Insurance — 2.26%
Farmers Exchange Capital
7.05%	07/15/28	[2]	1,000,000	1,046,468
MetLife, Inc.
6.40%	12/15/36	[4]	1,750,000	1,763,921
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[2]	1,000,000	981,887
Zurich Capital Trust I
8.38%	06/01/37	[2]	2,300,000	2,411,028

				6,203,304

Natural Gas — 0.75%
Southern Union Co.
7.20%	11/01/66	[4]	2,070,000	2,050,873

Real Estate Investment Trust (REIT) — 1.13%
Health Care Property Investors, Inc.
7.07%	06/08/15	[5]	500,000	525,769
HRPT Properties Trust
5.96%	03/16/11	[4]	1,500,000	1,502,178
Shurgard Storage Centers, Inc.
7.75%	02/22/11		1,000,000	1,074,903

				3,102,850

Secured Assets — 0.33%
Ingress I Ltd.
7.38%	03/30/40	2,†	1,000,000	918,119

Transportation — 8.18%
Air 2 US A
8.03%	10/01/20	[2]	3,161,593	3,195,185
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10		31,341	31,517
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12		84,494	86,448
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		7,871,392	8,191,168
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08		1,739,861	1,728,422
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08		326,871	325,907
JetBlue Airways Corp. 2004-2 G1
5.75%	02/15/18	[4]	1,877,062	1,880,582
Northwest Air Dip
7.85%	08/21/08	6,†	4,000,000	4,027,500
NWA Trust A
9.25%	06/21/14	[7]	126,354	133,145
United AirLines, Inc. 2000-2 A1
7.03%	04/01/12		853,510	872,714
United AirLines, Inc. 2001-1 A1
6.07%	09/01/14		5,906	5,939
United AirLines, Inc. Strip
9.12%	02/01/12	6,†	1,990,000	2,008,479

				22,487,006

Waste Management — 0.69%
Allied Waste North America, Inc. B
8.50%	12/01/08		1,800,000	1,901,250

Total Corporates (Cost $78,713,618)				80,568,781

MORTGAGE-BACKED — 12.02%**
Commercial Mortgage-Backed — 1.65%
Structured Asset Securities Corp. 1996-CFL H
7.75%	02/25/28	[2]	1,000,000	1,033,212
Terra LNR 2006-1A D
6.15%	06/15/17	2,4,†	1,000,000	999,930
Terra LNR 2006-1A E
7.02%	06/15/17	2,4,†	2,500,000	2,499,826

				4,532,968

Non-Agency Mortgage-Backed — 5.91%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	2,3,†	2,472,694	728,439
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	2,3,†	43,002	12,668

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	3,†	$4,535,061	$116,337
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.96%	11/20/35	3,†	9,365,540	360,892
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
3.22%	07/20/46	3,†	35,323,709	1,819,560
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.14%	05/20/46	3,†	55,093,014	2,661,323
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	2,†	2,397,584	2,389,051
FMAC Loan Receivables Trust 1998-CA A2
6.66%	01/15/12	[2]	67,005	65,495
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	3,†	11,063,551	242,015
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	3,4,†	18,505,004	474,191
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.63%	10/19/35	3,4,†	38,833,542	418,674
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
2.07%	03/19/37	3,4,†	36,349,721	1,709,573
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
2.37%	05/19/47	3,4,†	29,455,200	1,316,279
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	3,†	4,336,751	93,511
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.75%	08/25/34	[4]	1,719,479	1,725,044
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		269,576	275,480
Washington Mutual, Inc. 2006-AR9 1XPP (IO)
0.51%	08/25/46	3,†	187,999,086	1,842,391

				16,250,923

U.S. Agency Mortgage-Backed — 4.46%
Fannie Mae 1993-80 S
4.31%	05/25/23	[4]	31,099	30,606
Fannie Mae 1997-44 SB (IO)
2.64%	06/25/08	[4]	128,053	2,666
Fannie Mae 2000-45 SA (IO)
2.60%	12/18/30	[4]	4,877,179	363,643
Fannie Mae 2001-31 SA
6.00%	11/25/17	[4]	134,279	134,514
Fannie Mae 2001-42 SB
8.50%	09/25/31	[4]	3,512	3,752
Fannie Mae 2003-107 SQ (IO)
2.30%	05/25/33	[4]	854,944	43,999
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		2,034,475	80,518
Fannie Mae 2003-124 TS
9.80%	01/25/34	[4]	69,091	75,836
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		3,234,787	494,005
Fannie Mae 2003-67 IH (IO)
5.00%	01/25/25		1,392,545	54,722
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		135,000	17,559
Fannie Mae 2005-47 SL
7.50%	06/25/35	[4]	1,847,830	1,897,586
Fannie Mae Pool 555312
6.43%	01/01/33	[4]	1,240,506	1,261,190
Fannie Mae Pool 735575
5.50%	12/01/18		4,136,441	4,149,611
Freddie Mac 1602 SN
10.09%	10/15/23	[4]	14,590	15,911
Freddie Mac 2451 SP
5.17%	05/15/09	[4]	12,625	12,441
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		1,065,610	125,653
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		2,439,283	291,058
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		2,058,130	118,769
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		1,018,923	97,448
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		227,757	42,740
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		1,395,907	189,528
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		303,995	31,960
Freddie Mac 2764 CT
7.50%	03/15/34	[4]	484,279	468,631
Freddie Mac 2764 SH
7.50%	03/15/34	[4]	354,457	353,669
Freddie Mac 2827 JT
8.50%	12/15/32	[4]	196,658	201,407
Freddie Mac 2835 IB (IO)
5.50%	01/15/19		1,320,941	20,673
Freddie Mac 2856 ST
7.00%	09/15/23	[4]	774,452	788,516
Ginnie Mae 2001-31 SJ
9.27%	02/20/31	[4]	154,256	171,261
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		277,098	37,204

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29	$200,000	$18,675
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31	812,194	37,952
Ginnie Mae 2004-8 SE
3.60%	11/26/234	660,651	630,936

			12,264,639

Total Mortgage-Backed (Cost $33,936,282)			33,048,530

		Shares
PREFERRED STOCK — 0.56%
Automotive — 0.06%
Corts Trust for Ford Motor Co.
8.00%	07/16/31	700	13,713
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31	8,100	161,514

			175,227

Communications — 0.50%
Corts Trust for US West Communications
7.50%	11/15/43	7,118	175,850
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46	12,100	307,219
Preferred Plus Trust Qwest Capital Funding
7.50%	02/15/31	19,500	497,055
8.00%	02/15/31	9,650	241,347
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30	6,100	154,330

			1,375,801

Total Preferred Stock (Cost $1,487,681)			1,551,028

		Contracts
PUT OPTIONS PURCHASED — 0.21%
Automotive — 0.21%
General Motors Corp., Put Strike $30, expires 01/19/08		200	80,000
General Motors Corp., Put Strike $35, expires 01/19/08		450	301,500
General Motors Corp., Put Strike $40, expires 01/19/08		200	203,000

			584,500

Total Put Options Purchased (Cost $1,181,550)			584,500

		Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.17%
— 0.17%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.		41,408	$260,915
Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD Libor in exchange for receiving a fixed rate of 4.88% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.		5,222	190,492

			451,407

Total Purchased Swaptions (Cost $450,464)			451,407

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 29.68%
Commercial Paper — 25.35%
Alcoa, Inc.
5.29%[8]	01/04/07	$3,100,000	$3,099,544
CAFCO LLC
5.31%[8]	01/25/07	2,950,000	2,940,427
Chariot Funding LLC
5.31%[8]	01/22/07	3,710,000	3,699,603
Ciesco LP
5.29%[8]	01/26/07	7,000,000	6,976,342
Citigroup Funding Corp.
5.26%	01/24/07	1,665,000	1,659,891
CRC Funding LLC
5.29%[8]	01/23/07	4,000,000	3,988,244
CS First Bank of New York
5.26%[8]	01/22/07	2,905,000	2,896,935
DaimlerChrysler NA Holding Corp.
5.39%[8]	01/19/07	5,310,000	5,297,280
General Electric Capital Corp.
5.24%[8]	01/25/07	7,000,000	6,977,584
HSBC Finance Corp.
5.26%[8]	01/25/07	7,000,000	6,977,499
Kitty Hawk Funding Corp.
5.29%[8]	01/17/07	1,155,000	1,152,624
5.31%[8]	01/19/07	5,845,000	5,831,206
National Rural Utilities Cooperative Finance Corp.
5.25%[8]	01/12/07	4,245,000	4,239,429
Park Avenue Receivables Corp.
5.29%[8]	01/25/07	7,000,000	6,977,371

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Ranger Funding Co. LLC
5.29%[8]	01/22/07	$7,000,000	$6,980,456

			69,694,435

Money Market Fund — 2.39%
JPMorgan Prime Money Market Fund		6,580,362	6,580,362

U.S. Agency Discount Notes — 1.79%
Fannie Mae
5.14%[8]	01/22/07	550,000	548,508
Federal Home Loan Bank
5.19%[8]	01/26/07	4,400,000	4,385,410

			4,933,918

U.S. Treasury Bills — 0.15%
U.S. Treasury Bills
4.68%[8]	01/18/07 [5]	25,000	24,951
4.77%[8]	01/18/07	270,000	269,463
4.91%[8]	01/18/07 [5]	5,000	4,990
4.92%[8]	01/18/07 [5]	10,000	9,980
4.96%[8]	01/18/07 [5]	98,000	97,800

			407,184

Total Short Term Investments (Cost $81,615,897)			81,615,899

Total Investments – 101.91% (Cost $280,933,663)[1]			280,223,105

Liabilities in Excess of Other Assets – (1.91)%			(5,249,695)

NET ASSETS – 100.00%			$274,973,410

Issues	Principal Amount	Proceeds	Market Value
SECURITIES SOLD SHORT
AMR Corp.	$(3,565)	$(28,671)	(107,770)
Continental Airlines, Inc., Cl. B	(33,041)	(403,761)	(1,362,941)

Total Securities Sold Short		$(432,432)	$(1,470,711)

Trust/Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENT
Barclays Bank PLC, 5.42% (Collateralized by $3,500,000 Terra LNR 2006-1A D/E, 6.15% to 7.02%, maturity 06/15/17, market value $3,499,756)	01/15/07	$(3,290,000)	(3,290,000)

Total Reverse Repurchase Agreement		(3,290,000)	(3,290,000)

Issues	Contracts	Premiums Received	Market Value
WRITTEN PUT OPTIONS
General Motors Corp., Written Strike $2.5, expires 01/20/07	(2,500)	$(34,999)	$(12,500)
General Motors Corp., Written Strike $7.5, expires 01/19/08	(505)	(74,232)	(10,100)
General Motors Corp., Written Strike $7.5, expires 01/20/07	(1,500)	(129,745)	(1,500)

Total Written Put Options		$(238,976)	$(24,100)

Issues	Notional Amount (000’s)	Premiums Received	Market Value
WRITTEN SWAPTIONS
Option to enter into a 15-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD Libor in exchange for receiving from the Fund a fixed rate of 4.80% semi-annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.	20,000	$(450,000)	(457,556)

Total Written Swaptions		$(450,000)	$(457,556)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
69	U.S. Treasury Ten Year Note, March 2007	$79,781
20	U.S. Treasury Thirty Year Note, March 2007	25,000

	Net unrealized appreciation	$104,781

Issues	Expiration Date	Notional Amount (000’s)	Unrealized (Depreciation)
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate of 8.66% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	01/02/17	$5,000	$(3,500)
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.07% quarterly. Counterparty: Barclays Bank PLC	12/27/21	7,000	$(71,427)

Net unrealized (depreciation)			$(74,927)

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.06% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AIG, 0.00% due 11/09/31 Counterparty: Lehman Brothers Holdings, Inc.	06/20/07	$5,000	$(1,186)
Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11 Counterparty: Deutsche Bank AG	12/20/09	1,000	(19,577)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LUV, 6.50% due 03/01/12 Counterparty: Deutsche Bank AG	12/20/09	13,000	(158,067)
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11 Counterparty: Bear Stearns Co.	03/20/10	2,000	(44,616)
Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Sears, Roebuck and Co., 6.70% due 04/15/12 Counterparty: Bear Stearns Co.	06/20/10	3,500	(55,285)
Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CVC, 7.00% due 04/01/11 Counterparty: Deutsche Bank AG	12/20/10	1,000	(64,148)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CBS, 7.00% due 07/30/10 Counterparty: Lehman Brothers Holdings, Inc.	06/20/11	3,000	3,899
Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG HVOL, due 12/20/11. Counterparty : JPMorgan & Co.	12/20/11	1,000	(3,185)
Pay a fixed rate equal to 0.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 IG, due 12/20/11 Counterparty: Lehman Brothers Holdings, Inc.	12/20/11	15,500	(5,214)
Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: CSFB	12/20/11	2,000	(378)
Pay a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 7 HY, due 12/20/11. Counterparty: Bear Stearns Co.	12/20/11	4,000	(89,659)
Pay a fixed rate equal to 3.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HCA, 6.95% due 12/20/11 Counterparty: Bear Stearns Co.	12/20/11	1,000	(24,030)
Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 8.35% due 01/25/34. Counterparty: Citigroup Inc.	01/25/34	345	(344)
Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the MASTR Asset-Backed Securities Trust 2004-WMC2 M5, 7.72% due 04/25/34. Counterparty: Citigroup Inc.	04/25/34	207	13
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.55% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	207	306
Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 7.60% due 05/25/34. Counterparty: Citigroup Inc.	05/25/34	207	905
Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 7.57% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	207	52
Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 7.50% due 06/25/34. Counterparty: Citigroup Inc.	06/25/34	345	(118)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 7.50% due 07/25/34. Counterparty: Citigroup Inc.	07/25/34	207	(22)
Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LBMLT 2004-3 M1, 5.89% due 07/25/34. Counterparty: Deutsche Bank AG	07/25/34	5,000	(14,750)
Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7, 5.84% due 07/25/34. Counterparty: Deutsche Bank AG	07/25/34	5,000	(28,500)
Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FHLT 2004-B M1, 5.69% due 07/25/34 Counterparty: Deutsche Bank AG	07/25/34	5,000	(8,000)

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED)(continued)
Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 7.30% due 08/25/34. Counterparty: Citigroup Inc.	08/25/34	$207	$186
Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 7.30% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	207	15
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.93% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	207	25
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 7.20% due 11/25/34. Counterparty: Citigroup Inc.	11/25/34	207	142
Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset-Backed Securities Trust 2004-5 B3, 8.85% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	207	1,455
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 7.05% due 12/25/34. Counterparty: Citigroup Inc.	12/25/34	207	137
Pay a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SABR 2005 EC1, 7.22% due 01/25/35 Counterparty: Bear Stearns Co.	01/25/35	725	3,205
Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ACE Securities Corp. 2004-RM2 B1, 7.05% due 01/25/35. Counterparty: Citigroup Inc.	01/25/35	207	182
Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 8.05% due 02/25/35. Counterparty: Citigroup Inc.	02/25/35	345	782
Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.40% due 03/25/35. Counterparty: Citigroup Inc.	03/25/35	207	(10)
Net unrealized (depreciation)			$(505,785)
Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the LBMLT 2004-3 A4, 5.82% due 07/25/34 Counterparty: Deutsche Bank AG	07/25/34	10	2,500
Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7 A4, 5.84% due 08/25/34. Counterparty: Deutsche Bank AG	07/25/34	10	27,000

Net unrealized appreciation			29,500

Notes:

[1]	Cost for Federal income tax purposes is $280,933,663 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$3,335,982
Gross unrealized depreciation	(4,046,540)

Net unrealized (depreciation)	$(710,558)

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2006 was $64,864,002 representing 23.59% of total net assets.

[3]	Illiquid security.

[4]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[5]

Securities, or a portion there of, pledged as collateral with a value of $407,184 on 69 short U.S. Treasury Ten Year Note futures contracts and 20 short U.S. Treasury Thirty Year Note futures contracts.

[6]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/30/06	Cebridge 2nd Lien PIK, 11.37%, 05/05/14	$1,039,745	$1,041,695	0.38%
11/17/04	Level 3 Financing, Inc. Bank Loan, 8.37%, 12/01/11	1,000,000	1,012,500	0.37%
08/09/06	Murray Bank Loan 3rd Lien, 13.87%, 07/28/11	1,000,000	1,025,000	0.37%
08/21/06	Northwest Air Dip, 7.85%, 08/21/08	4,000,000	4,027,500	1.46%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	323,022	142,500	0.05%
02/01/06	United AirLines, Inc. Strip, 9.12%, 02/01/12	1,990,000	2,008,479	0.73%
04/27/06	Venoco Inc. 2nd Lien Term Loan, 9.87%, 04/26/11	1,006,558	1,010,000	0.37%
12/19/06	Boston Generating LLC 1st Lien, 8.85%, 12/19/13	3,000,000	3,025,782	1.10%
12/20/06	Hawkeye Renewables 1st Lien, 9.43%, 06/30/12	1,955,088	1,951,762	0.71%

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/21/06	TPF Generation Holdings LLC 2nd Lien, 9.62%, 12/15/14	1,000,000	1,016,250	0.37%

		$16,314,413	$16,261,468	5.91%

[7]	Security is currently in default with regards to scheduled interest or principal payments.

[8]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $76,162,566 which is 27.70% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 19.75%**
ACE Securities Corp. 2004-FM1 B1A
8.85%	09/25/33	[2]	$17,188	$17,696
ACE Securities Corp. 2006-SL1 A
5.51%	09/25/35	[2]	1,181,272	1,182,343
Amortizing Residential Collateral Trust 2002-BC4 M2
6.50%	07/25/32	[2]	319,628	323,847
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.85%	12/28/40	2,3,†	2,400,000	2,399,512
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1 (STEP)
8.04%	08/25/30		987,588	989,461
Carrington Mortgage Loan Trust 2006-NC1 A2
5.51%	01/25/36	[2]	2,200,000	2,202,316
Castle Trust 2003-1AW A1
6.10%	05/15/27	[2,3]	793,595	793,845
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,†	615,904	615,279
Countrywide Asset-Backed Certificates 2004-1 M2
5.90%	03/25/34	[2]	2,250,000	2,260,425
Countrywide Asset-Backed Certificates 2005-13 AF1
5.48%	04/25/36	[2]	1,006,520	1,007,298
Embarcadero Aircraft Securitization Trust 2000-A A1
5.83%	08/15/25	[2,3]	835,000	701,922
Genesis Funding Ltd. 2006-1A G1
5.59%	12/19/32	2,3,†	1,750,000	1,749,930
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.57%	06/25/30	[2]	950,179	951,510
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		190,074	189,497
Green Tree Financial Corp. 1999-3 A5
6.16%	02/01/31		992	993
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		131,002	130,092
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		244,564	240,278
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15	†	3,702	3,701
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22		165,886	153,715
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.55%	04/15/30	2,†	212,679	212,661
GSAMP Trust 2004-FM1 M2
6.75%	11/25/33	[2]	1,999,048	2,007,093
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11	3,†	73,901	75,044
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
6.10%	05/25/33	[2]	1,450,991	1,452,762
IndyMac Home Equity Loan Asset-Backed Trust 2004-1 A
5.49%	04/25/26	[2]	1,262,042	1,263,196
IndyMac Residential Asset Backed Trust 2006-A A2
5.50%	03/25/36	[2]	2,305,000	2,307,463
MASTR Asset Backed Securities Trust 2006-NC1 A2
5.49%	01/25/36	[2]	2,265,000	2,267,342
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP)
7.50%	09/25/23		125,976	125,519
Oakwood Mortgage Investors, Inc. 2002-B A1
5.58%	05/15/13	[2]	175,995	162,083
Option One Mortgage Loan Trust 2003-2 A2
5.65%	04/25/33	[2]	128,493	128,688
Renaissance Home Equity Loan Trust 2005-2 N
5.19%	07/25/35	3,†	114,849	114,454
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1
5.46%	03/25/36	[2]	1,572,458	1,573,420
Structured Asset Receivables Trust 2003-1
6.29%	01/21/10	2,3,†	973,769	968,821
Structured Asset Receivables Trust 2003-2
5.72%	01/21/09	2,3,†	528,291	525,606
Structured Asset Receivables Trust 2005-1
6.02%	01/21/15	3,†	2,369,461	2,363,345
Structured Settlements Fund 1999-A A
7.25%	12/20/15	3,†	50,720	50,669
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	19,303,293	333,562
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	3,†	379,491	377,829
Terwin Mortgage Trust 2005-7SL A1
5.62%	07/25/35	[2,3]	566,175	566,706
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	2,3,†	1,930,345	1,904,706
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		578,325	577,494
Zermatt CBO Ltd. 1A A
5.95%	09/01/10	2,3,†	60,963	60,926

Total Asset-Backed Securities (Cost $35,596,052)				35,333,049

1

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 29.88%*
Automotive — 4.00%
DaimlerChrysler NA Holding Corp.
5.60%	03/07/07	[2]	$1,160,000	$1,160,244
Ford Motor Credit Co.
6.93%	01/15/10	[2]	2,060,000	2,016,202
8.11%	01/13/12	[2]	766,000	759,975
GMAC LLC
7.57%	12/01/14	[2]	3,078,000	3,224,744

				7,161,165

Banking — 2.94%
CS First Boston/London
9.65%	03/24/10	2,3,†	1,322,000	1,196,278
9.65%	03/24/10	[2,3]	522,000	472,358
Popular North America, Inc.
5.71%	12/12/07	[2]	915,000	917,193
Roslyn Bancorp, Inc.
5.75%	11/15/07		1,200,000	1,193,090
State Street Institutional Capital B
8.04%	03/15/27	[3]	1,410,000	1,471,765

				5,250,684

Basic Industry — 0.66%
Steel Dynamics, Inc.
9.50%	03/15/09		1,150,000	1,185,938

Communications — 1.13%
Cebridge 2nd Lien
9.87%	05/05/14	†	1,000,000	1,003,542
Lenfest Communications, Inc.
7.63%	02/15/08		1,000,000	1,023,609

				2,027,151

Consumer Products — 0.56%
SABMILLER PLC
5.66%	07/01/09	[2,3]	1,000,000	1,001,603
Electric — 3.44%
Dominion Resources, Inc. B
5.55%	11/14/08	[2]	1,750,000	1,751,164
East Coast Power LLC
6.74%	03/31/08		631,414	636,975
Entergy Gulf States, Inc.
6.10%	12/08/08	[2,3]	1,500,000	1,503,994
Florida Power Corp.
5.77%	11/14/08	[2]	1,430,000	1,433,461
TECO Energy, Inc.
7.37%	05/01/10	[2]	800,000	822,000

				6,147,594

Finance — 3.06%
Countrywide Financial Corp. (MTN) B
5.59%	03/24/09	[2]	1,400,000	1,403,907
Goldman Sachs Group, Inc.
5.57%	03/02/10	[2]	812,000	815,152
Lehman Brothers Holdings, Inc. (MTN)
5.59%	07/18/11	[2]	620,000	621,815
Residential Capital LLC
7.20%	04/17/09	[2,3]	1,190,000	1,196,574
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	1,458,000	1,428,840

				5,466,288

Food — 0.48%
Corn Products International, Inc.
8.25%	07/15/07		850,000	862,307
Health Care — 1.26%
Cardinal Health, Inc.
5.63%	10/02/09	[2,3]	1,245,000	1,246,538
HCA, Inc.
8.09%	11/15/14	5,†	1,000,000	1,012,236

				2,258,774

Insurance — 0.77%
Zurich Capital Trust I
8.38%	06/01/37	[3]	1,314,000	1,377,431
Natural Gas — 0.78%
Sempra Energy
5.85%	05/21/08	[2]	1,400,000	1,400,610
Real Estate Investment Trust (REIT) — 5.51%
Brandywine Operating Partnership LP
5.82%	04/01/09	[2]	1,125,000	1,125,000
EOP Operating LP
5.96%	10/01/10	[2]	1,670,000	1,691,996
First Industrial LP
7.60%	05/15/07		1,750,000	1,763,072
Health Care Property Investors, Inc. (MTN)
5.81%	09/15/08	[2]	1,800,000	1,798,979
Highwoods Properties, Inc.
7.13%	02/01/08		995,000	1,010,255
HRPT Properties Trust
5.96%	03/16/11	[2]	1,200,000	1,201,742
Summit Properties Partnership LP
7.20%	08/15/07		1,250,000	1,260,728

				9,851,772

Transportation — 4.40%
Air 2 US A
8.03%	10/01/20	[3]	724,903	732,605
American Airlines, Inc. 2002-1 G
5.99%	03/23/09	[2]	632,699	633,274
Continental Airlines, Inc. 1997-1 A
7.46%	10/01/16		952,866	991,576
Continental Airlines, Inc. 1997-2 A
7.15%	12/30/08		165,963	164,872

2

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines, Inc. 1998-2 A
6.41%	10/15/08		$442,100	$440,796
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12		1,733,028	1,742,776
Northwest Air Dip
7.85%	08/21/08	5,†	1,000,000	1,006,875
United AirLines, Inc. 2000-2 A1
7.03%	04/01/12		641,690	656,128
United AirLines, Inc. Strip
9.12%	02/01/12	5,†	1,492,500	1,506,359

				7,875,261

Waste Management — 0.89%
Allied Waste North America, Inc. B
8.50%	12/01/08		1,500,000	1,584,375

Total Corporates (Cost $53,237,320)				53,450,953

MORTGAGE-BACKED — 23.24%**
Commercial Mortgage-Backed — 3.42%
Bayview Commercial Asset Trust 2004-2 A (STEP)
5.78%	08/25/34	2,3,†	2,727,084	2,740,363
Bayview Commercial Asset Trust 2005-2A A1 (STEP)
5.66%	08/25/35	2,3,†	1,133,305	1,134,534
Terra LNR 2006-1A D
6.15%	06/15/17	2,3,†	1,500,000	1,499,895
Terra LNR 2006-1A E
7.02%	06/15/17	2,3,†	750,000	749,948

				6,124,740

Non-Agency Mortgage-Backed — 10.64%
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.63%	01/25/35	2,3,†	2,006,078	2,008,557
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.53%	05/25/36	2,3,†	2,070,029	2,069,998
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.14%	02/25/34	[2]	832,756	822,423
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.81%	05/25/35	4,†	2,955,888	75,827
Countrywide Alternative Loan Trust 2005-27 2A1
6.18%	08/25/35	2,†	1,501,727	1,509,716
Countrywide Alternative Loan Trust 2005-59 1A1
5.65%	11/20/35	[2]	1,791,115	1,798,161
Countrywide Alternative Loan Trust 2005-59 2X (IO)
1.96%	11/20/35	4,†	4,682,770	180,446
Countrywide Alternative Loan Trust 2005-61 2A1
5.63%	12/25/35	[2]	859,418	861,954
Countrywide Alternative Loan Trust 2005-72 A1 (STEP)
5.62%	01/25/36	[2]	1,596,587	1,599,284
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.14%	05/20/46	4,†	7,953,084	384,182
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	952,935	949,543
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.59%	03/19/35	4,†	4,009,012	87,697
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.74%	11/19/35	2,4,†	5,323,104	136,405
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.74%	12/25/34	[2]	867,155	869,445
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.74%	12/25/34	4,†	2,745,562	59,201
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
5.78%	09/25/34	[2]	779,042	782,087
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[2]	829,061	833,636
MASTR Seasoned Securities Trust 2005-1 4A1
5.83%	10/25/32	[2]	968,332	979,022
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		120,237	119,953
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		636,078	643,976
Structured Asset Securities Corp. 2002-5A 6A
6.29%	04/25/32	[2]	25,464	25,390
Summit Mortgage Trust 2000-1 B5
6.57%	12/28/12	2,3,†	939	936
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		620,026	633,603
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	528,832	523,096
Washington Mutual, Inc. 2004-AR12 A4A
5.63%	10/25/44	[2]	200,955	201,158
Washington Mutual, Inc. 2005-AR1 A2A2
5.60%	01/25/45	[2]	433,543	434,422

3

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual, Inc. 2005-AR2 2A22
5.57%	01/25/45	[2]	$448,853	$450,317

				19,040,435

U.S. Agency Mortgage-Backed — 9.18%
Fannie Mae (TBA)
5.50%	01/25/21		6,342,000	6,342,000
Fannie Mae 1993-95 SB
15.05%	06/25/08	[2]	1,699	1,827
Fannie Mae 1997-91 SL (IO)
5.35%	11/25/23	[2]	513,920	82,961
Fannie Mae 2001-60 JZ
6.00%	03/25/31		52,705	52,603
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		788,973	120,489
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	292,280
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		766,951	46,344
Fannie Mae 2006-B2 AB
5.50%	05/25/14		3,630,099	3,628,542
Fannie Mae G-36 ZB
7.00%	11/25/21		5,494	5,716
Fannie Mae Pool 646884
5.51%	05/01/32	[2]	445,235	446,726
Freddie Mac 2 L
8.00%	11/25/22		49,772	51,437
Freddie Mac 2080 PJ
6.50%	08/15/28		735,726	751,081
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		242,358	7,020
Freddie Mac 2557 IM (IO)
5.50%	03/15/22		92,682	895
Freddie Mac Pool 1L0113
6.44%	05/01/35	[2]	1,055,730	1,079,625
Freddie Mac Pool 788498
7.29%	02/01/30	[2]	1,027,481	1,052,774
Freddie Mac Pool 847288
3.16%	05/01/34	[2]	1,752,728	1,761,883
Ginnie Mae 2003-75 CI (IO)
5.50%	01/20/21		301,666	3,146
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		970,372	45,343
Ginnie Mae II Pool 80968
6.00%	07/20/34	[2]	635,625	639,033

				16,411,725

Total Mortgage-Backed (Cost $42,047,725)				41,576,900

U.S. AGENCY SECURITIES — 14.39%
U.S. Agency Securities — 14.39%
Fannie Mae
4.88%	08/27/07		7,590,000	7,572,619
5.67%	04/26/11		1,740,000	1,741,404
Federal Home Loan Bank
5.50%	06/30/08	†	1,810,000	1,810,362
Freddie Mac
3.63%	02/15/07		2,090,000	2,086,178
4.50%	08/22/07		5,005,000	4,979,334
5.50%	06/12/08		3,545,000	3,545,372
5.55%	12/11/08		4,015,000	4,014,273

				25,749,542

Total U.S. Agency Securities (Cost $25,750,880)				25,749,542

			Shares
PREFERRED STOCK — 0.34%
Finance — 0.34%
Woodbourne Pass-Through Trust
6.45%	12/31/49	[2,3]	6	602,438

Total Preferred Stock (Cost $600,000)				602,438

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS — 16.01%
Commercial Paper — 9.38%
Alcoa, Inc.
5.28%[6]	01/11/07		$2,230,000	2,227,383
Ciesco LP
5.26%[6]	01/04/07		1,900,000	1,899,722
5.26%[6]	01/10/07		1,545,000	1,543,420
5.28%[6]	01/05/07		2,100,000	2,099,384
DaimlerChrysler NA Holding Corp.
5.39%[6]	01/19/07		1,805,000	1,800,676
5.39%[6]	01/22/07		1,350,000	1,346,160
Kitty Hawk Funding Corp.
5.29%[6]	01/16/07		2,000,000	1,996,179
5.29%[6]	01/17/07		880,000	878,190
National Rural Utilities Cooperative Finance Corp.
5.27%[6]	01/22/07		3,000,000	2,991,656

				16,782,770

Money Market Fund — 2.45%
JPMorgan Prime Money Market Fund			4,385,581	4,385,581

U.S. Agency Discount Notes — 4.15%
Fannie Mae
5.14%[6]	01/22/07		905,000	902,545
Freddie Mac
5.09%[6]	01/16/07		6,331,000	6,319,306

4

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2006 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
5.15%[6]	01/17/07		$150,000	$149,702
5.16%[6]	01/09/07		50,000	49,957

				7,421,510

U.S. Treasury Bills — 0.03%
U.S. Treasury Bills
4.96%[6]	01/18/07	[7]	61,000	60,876

Total Short Term Investments (Cost $28,650,802)				28,650,737

Total Investments – 103.61% (Cost $185,882,779)[1]				185,363,619

Liabilities in Excess of Other Assets – (3.61)%				(6,462,816)

Net Assets – 100.00%				$178,900,803

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
5	S&P 500 Index E-Mini, March 2007	$(1,465)
385	S&P 500 Index, March 2007	1,298,875

	Net unrealized appreciation	$1,297,410

Issues	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation
SWAPS: TOTAL RETURN
S&P 500 Total Return issued by JPMorgan & Co., 5.37%
	10/03/07	$41,303	$3,780,924

Net unrealized appreciation			$3,780,924

Notes:

[1]	Cost for Federal income tax purposes is $185,882,779 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$566,841
Gross unrealized depreciation	(1,086,001)

Net unrealized (depreciation)	$(519,160)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2006.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2006 was $35,557,514 representing 19.88% of total net assets.

[4]	Illiquid security.

[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/21/06	Northwest Air Dip, 7.85%, 08/21/08	$1,000,000	$1,006,875	0.56%
11/14/06	HCA, Inc., 8.09%, 11/15/14	1,000,000	1,012,236	0.57%
02/01/06	United AirLines, Inc. Strip, 9.12%, 02/01/12	1,492,500	1,506,359	0.84%

		$3,492,500	$3,525,470	1.97%

[6]	Represents annualized yield at date of purchase.

[7]	Securities, or a portion there of, pledged as collateral with a value of $60,876 on 5 long S&P 500 Index E-Mini and 385 long S&P 500 Index futures contracts.

†	Fair valued security. The aggregate value of fair valued securities is 34,307,785 which is 19.18% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

5

Metropolitan West Funds

Notes to Schedules of Portfolio Investments

December 31, 2006 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

2. FEDERAL TAX INFORMATION:

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2006.

Capital Loss Carryforwards:

At March 31, 2006, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2010	Expiring in 2011	Expiring in 2013	Expiring in 2014
Low Duration Bond Fund	$6,637,930	$1,278,315	—	$27,643,786
Intermediate Bond Fund	—	—	—	215,711
Total Return Bond Fund	—	19,394,108	$206,379	54,757,733
High Yield Bond Fund	—	—	—	315,402
Strategic Income Fund	—	—	—	1,558,059
Alpha Trak 500 Fund	—	10,363,532	—	—

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2006, the following funds had post October losses.

Fund
Ultra Short Bond Fund	$17,698
Low Duration Bond Fund	3,141,195
Intermediate Bond Fund	263,577
Total Return Bond Fund	32,747,399
Strategic Income Fund	598,728

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date 2/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date 2/28/07

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer
(principal financial officer)

Date 2/28/07

*	Print the name and title of each signing officer under his or her signature.